                     VARIFLEX EXTRA CREDIT® VARIABLE ANNUITY

                      INDIVIDUAL FLEXIBLE PURCHASE PAYMENT
                       DEFERRED VARIABLE ANNUITY CONTRACT

            ISSUED BY:                                 MAILING ADDRESS:
    SECURITY BENEFIT LIFE                          SECURITY BENEFIT LIFE
      INSURANCE COMPANY                              INSURANCE COMPANY
    ONE SECURITY BENEFIT PLACE                     P.O. BOX 750497
    TOPEKA, KANSAS 66636-0001                      TOPEKA, KANSAS 66675-0497
    1-800-888-2461
--------------------------------------------------------------------------------

   This  Prospectus  describes  the Variflex  Extra Credit  Variable  Annuity--a flexible  purchase payment  deferred  variable annuity contract (the "Contract")
offered by Security Benefit Life Insurance  Company  ("Security  Benefit").  The
Contract is available for individuals as a non-tax  qualified  retirement  plan.
The Contract is also available for  individuals in connection  with a retirement plan qualified under Section 403(b),  408, or 408A of the Internal Revenue Code.
The Contract is designed to give you  flexibility in planning for retirement and other financial goals.

   You may allocate  your  purchase  payments to one or more of the  Subaccounts that comprise a separate account of Security Benefit called the Variable Annuity
Account  VIII,  or  to  the  Fixed  Account.   Each  Subaccount   invests  in  a
corresponding Series of the SBL Fund. The Subaccounts  currently available under the Contract are:

o  Equity (formerly Growth)                    o  Managed Asset Allocation
o  Large Cap Value                             o  Equity Income
   (formerly Growth-Income)                    o  High Yield
o  Money Market                                o  Small Cap Value
o  Global (formerly Worldwide Equity)          o  Social Awareness
o  Diversified Income                          o  Technology
   (formerly High Grade Income)                o  Mid Cap Value (formerly Value)
o  Large Cap Growth                            o  Main Street Growth and Income®
o  Enhanced Index                              o  Small Cap Growth
o  International                                  (formerly Small Cap)
o  Mid Cap Growth (formerly Mid Cap)           o  Select 25

   Amounts that you allocate to the Subaccounts under a Contract will vary based on investment  performance  of the  Subaccounts.  No minimum  amount of Contract
Value is guaranteed.

   Amounts that you allocate to the Fixed Account will accrue  interest at rates that are paid by Security  Benefit as described in "The Fixed Account," page 27.
Contract Value in the Fixed Account is guaranteed by Security Benefit.

   When you are ready to receive annuity payments, the Contract provides several options for annuity payments. See "Annuity Options," page 26.

   This Prospectus  concisely sets forth  information about the Contract and the
Separate  Account  that you should  know before  purchasing  the  Contract.  The
"Statement of Additional  Information,"  dated May 1, 2002, which has been filed with the Securities and Exchange  Commission ("SEC") contains certain additional information.  The Statement of Additional Information, as it may be supplemented from time to time, is  incorporated  by reference  into this  Prospectus  and is available at no charge,  by writing  Security  Benefit at One  Security  Benefit
Place, Topeka, Kansas 66636 or by calling 1-800-888-2461.  The table of contents of the  Statement  of  Additional  Information  is set  forth on page 40 of this
Prospectus.

   The SEC maintains a web site (http://www.sec.gov) that contains the Statement
of  Additional  Information,   material  incorporated  by  reference  and  other
information regarding companies that file electronically with the SEC.

--------------------------------------------------------------------------------
   THE SECURITIES AND EXCHANGE  COMMISSION HAS NOT APPROVED OR DISAPPROVED THESE
SECURITIES  OR  DETERMINED  IF THE  PROSPECTUS  IS  TRUTHFUL  OR  COMPLETE.  ANY
REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

   THIS  PROSPECTUS IS ACCOMPANIED  BY THE CURRENT  PROSPECTUS FOR THE SBL FUND.
YOU SHOULD READ THE PROSPECTUSES CAREFULLY AND RETAIN THEM FOR FUTURE REFERENCE.

   EXPENSES FOR THIS CONTRACT MAY BE HIGHER THAN EXPENSES FOR A CONTRACT WITHOUT
A CREDIT  ENHANCEMENT.  THE AMOUNT OF CREDIT ENHANCEMENT MAY BE MORE THAN OFFSET
BY ANY ADDITIONAL FEES AND CHARGES.

   THE CONTRACT IS NOT A DEPOSIT OF A BANK AND IS NOT INSURED OR  GUARANTEED  BY
THE FEDERAL DEPOSIT INSURANCE  CORPORATION OR ANY OTHER GOVERNMENT  AGENCY.  THE
VALUE OF YOUR CONTRACT CAN GO UP AND DOWN AND YOU COULD LOSE MONEY.

DATE:  MAY 1, 2002 AS SUPPLEMENTED SEPTEMBER 10, 2002.
--------------------------------------------------------------------------------

                                TABLE OF CONTENTS

     Option 2--Life Income with Guaranteed

APPENDIX A - IRA Disclosure Statement
APPENDIX B - Roth IRA Disclosure Statement

--------------------------------------------------------------------------------
YOU MAY NOT BE ABLE TO  PURCHASE  THE  CONTRACT  IN YOUR  STATE.  YOU SHOULD NOT
CONSIDER  THIS  PROSPECTUS TO BE AN OFFERING IF THE CONTRACT MAY NOT BE LAWFULLY
OFFERED IN YOUR STATE. YOU SHOULD ONLY RELY UPON  INFORMATION  CONTAINED IN THIS
PROSPECTUS  OR THAT WE HAVE  REFERRED YOU TO. WE HAVE NOT  AUTHORIZED  ANYONE TO
PROVIDE YOU WITH INFORMATION THAT IS DIFFERENT.
--------------------------------------------------------------------------------

DEFINITIONS

   Various terms commonly used in this Prospectus are defined as follows:

   ACCUMULATION  PERIOD -- The period commencing on the Contract Date and ending on the  Annuity  Start Date or, if earlier,  when you  terminate  the  Contract, either through a full  withdrawal,  payment of charges,  or payment of the death benefit proceeds.

   ACCUMULATION UNIT -- A unit of measure used to calculate Contract Value.

   ANNUITANT -- The person that you designate to receive  annuity  payments.  If you  designate  Joint  Annuitants,  "Annuitant"  means  both  Annuitants  unless otherwise stated.

   ANNUITY -- A series of periodic income  payments made by Security  Benefit to an Annuitant, Joint Annuitant, or Beneficiary during the period specified in the
Annuity Option.

   ANNUITY  OPTIONS -- Options under the Contract that  prescribe the provisions under which a series of annuity payments are made.

   ANNUITY PERIOD -- The period beginning on the Annuity Start Date during which annuity payments are made.

   ANNUITY START DATE -- The date when annuity payments are to begin.

   AUTOMATIC INVESTMENT PROGRAM -- A program pursuant to which purchase payments are  automatically  paid from your bank account on a specified day of each month or a salary reduction agreement.

   CONTRACT DATE -- The date shown as the Contract Date in your Contract. Annual
Contract  anniversaries  are measured from the Contract  Date. It is usually the date that your initial purchase payment is credited to the Contract.

   CONTRACT DEBT -- The unpaid loan balance including loan interest.

   CONTRACTOWNER  OR OWNER -- The person entitled to the ownership  rights under the Contract and in whose name the Contract is issued.

   CONTRACT  VALUE -- The  total  value of a  Contract  which  includes  amounts allocated  to the  Subaccounts  and the Fixed  Account as well as any amount set aside in the loan account to secure loans as of any Valuation Date.

   CONTRACT YEAR -- Each twelve-month period measured from the Contract Date.

   CREDIT  ENHANCEMENT  -- An  amount  added  to  Contract  Value  at the time a purchase payment is applied.

   DESIGNATED  BENEFICIARY  -- The person having the right to the death benefit, if any,  payable  upon the  death of the  Owner or the Joint  Owner  during  the
Accumulation  Period.  The  Designated  Beneficiary  is the first  person on the following  list who is alive  on the  date of  death of the  Owner or the  Joint
Owner:  the Owner;  the Joint  Owner;  the Primary  Beneficiary;  the  Secondary
Beneficiary;  the  Annuitant;  or if none of the above are  alive,  the  Owner's
Estate.

   FIXED  ACCOUNT  -- An  account  that is part of  Security  Benefit's  General
Account to which you may allocate all or a portion of your Contract  Value to be held for accumulation at fixed rates of interest (which may not be less than 3%)
declared periodically by Security Benefit.

   GENERAL ACCOUNT -- All assets of Security  Benefit other than those allocated to the Separate Account or to any other separate account of Security Benefit.

   HOME OFFICE-- The Annuity Administration Department of Security Benefit, P.O.
Box 750497, Topeka, Kansas 66675-0497.

   HOSPITAL -- An institution  that is licensed as such by the Joint  Commission of  Accreditation  of  Hospitals,  or any  lawfully  operated  institution  that provides  in-patient  treatment  of sick and injured  persons  through  medical, diagnostic  and surgical  facilities  directed by physicians and 24 hour nursing services.

   PARTICIPANT-- A Participant under a Qualified Plan.

   PURCHASE PAYMENT -- An amount paid to Security  Benefit as consideration  for the Contract.

   QUALIFIED  SKILLED  NURSING  FACILITY -- A facility  licensed by the state to provide on a daily basis  convalescent or chronic care for  in-patients  who, by reason of infirmity or illness, are not able to care for themselves.

   SBL FUND-- A diversified,  open-end  management  investment  company commonly referred to as a mutual fund.

   SEPARATE  ACCOUNT-- The Variable  Annuity Account VIII. A separate account of
Security Benefit that consists of accounts, referred to as Subaccounts,  each of which invests in a corresponding Series of the SBL Fund.

   SUBACCOUNT--  A division of the Separate  Account of Security  Benefit  which invests  in  a  corresponding  series  of  the  SBL  Fund.  Currently,  nineteen
Subaccounts are available under the Contract.

   TERMINAL  ILLNESS  -- An  incurable  condition  that with a degree of medical certainty will result in death within one year.

   VALUATION  DATE -- Each date on which the Separate  Account is valued,  which currently  includes  each  day  that the New  York  Stock  Exchange  is open for trading.  The New York Stock Exchange is closed on weekends and on the following holidays:  New Year's Day,  Martin Luther King, Jr. Day,  Presidents'  Day, Good
Friday,  Memorial  Day,  Independence  Day,  Labor Day,  Thanksgiving  Day,  and
Christmas Day.

   VALUATION  PERIOD -- A period used in measuring the investment  experience of each  Subaccount of the Separate  Account.  The  Valuation  Period begins at the close  of one  Valuation  Date and  ends at the  close  of the  next  succeeding
Valuation Date.

   WITHDRAWAL  VALUE -- The amount you will receive upon full  withdrawal of the
Contract.  It is equal to Contract  Value less any Contract Debt, any applicable
withdrawal  charges,  any  pro  rata  account   administration  charge  and  any
uncollected  premium  taxes.  If a  withdrawal  is made  pursuant to a waiver of withdrawal  charge,  Security  Benefit will further reduce Contract Value by the amount of any Credit  Enhancements  applied  during the 12 months  preceding the withdrawal.

SUMMARY

   This summary provides a brief overview of the more significant aspects of the
Contract.  Further  detail is  provided in this  Prospectus,  the  Statement  of
Additional  Information,   and  the  Contract.   Unless  the  context  indicates
otherwise,  the  discussion in this summary and the remainder of the  Prospectus relates to the portion of the Contract involving the Separate Account. The Fixed
Account is briefly  described  under  "The  Fixed  Account,"  page 27 and in the
Contract.

PURPOSE OF THE  CONTRACT -- The  flexible  purchase  payment  deferred  variable annuity contract  ("Contract")  described in this Prospectus is designed to give you flexibility in planning for retirement and other financial goals.

   You may purchase the Contract as a non-tax  qualified  retirement plan for an individual  ("Non-Qualified  Plan").  You may also purchase the Contract,  on an individual  basis,  in connection with a retirement plan qualified under Section
403(b),  408,  or  408A  of the  Internal  Revenue  Code  of  1986,  as  amended
("Qualified Plan").

THE SEPARATE ACCOUNT AND SBL FUND -- The Separate  Account is currently  divided into nineteen accounts referred to as Subaccounts.  See "Separate Account," page
13. Each Subaccount invests  exclusively in shares of a corresponding  Series of the SBL Fund. The Series of SBL Fund,  each of which has a different  investment objective or objectives,  are as follows: Equity Series, Large Cap Value Series,
Money Market Series, Global Series,  Diversified Income Series, Large Cap Growth
Series,  Enhanced  Index Series,  International  Series,  Mid Cap Growth Series,
Managed Asset Allocation Series,  Equity Income Series, High Yield Series, Small
Cap Value Series,  Social Awareness  Series,  Technology  Series,  Mid Cap Value
Series,  Main Street  Growth and  Income®  Series,  Small Cap Growth  Series and
Select 25 Series. See "SBL Fund," page 13.

   You may allocate all or part of your  purchase  payments to the  Subaccounts.
Amounts that you allocate to the Subaccounts will increase or decrease in dollar value depending on the investment performance of the Series of SBL Fund in which such Subaccount invests. You bear the investment risk for amounts allocated to a
Subaccount.

FIXED ACCOUNT -- You may allocate all or part of your  purchase  payments to the
Fixed Account, which is part of Security Benefit's General Account. Amounts that you  allocate to the Fixed  Account  earn  interest at rates  determined  at the discretion  of Security  Benefit and are  guaranteed to be at least an effective annual rate of 3%. See "The Fixed Account," page 27.

PURCHASE  PAYMENTS -- Your initial  purchase  payment must be at least  $10,000.
Thereafter, you may choose the amount and frequency of purchase payments, except that the minimum subsequent  purchase payment is $500. See "Purchase  Payments,"
page 16.

CREDIT  ENHANCEMENT -- We will add an amount called a Credit Enhancement to your
Contract Value each time you make a Purchase Payment.

CONTRACT  BENEFITS -- You may transfer  Contract Value among the Subaccounts and to and from the Fixed Account,  subject to certain  restrictions as described in
"The Contract," page 16 and "The Fixed Account," page 27.

   At any time before the Annuity  Start Date,  you may surrender a Contract for its Withdrawal  Value, and may make partial  withdrawals,  including  systematic withdrawals,  from Contract Value, subject to certain restrictions  described in
"The Fixed  Account," page 27. See "Full and Partial  Withdrawals,"  page 20 and
"Federal Tax Matters," page 31 for more information about withdrawals, including the 10%  penalty  tax that may be  imposed  upon  full and  partial  withdrawals
(including systematic withdrawals) made prior to the Owner attaining age 59 1/2.

   The Contract  provides for a death  benefit upon the death of the Owner prior to the Annuity Start Date. See "Death  Benefit,"  page 21 for more  information.
The Contract  provides for several Annuity Options on either a variable basis, a fixed basis, or both.  Security  Benefit  guarantees  annuity payments under the fixed Annuity Options. See "Annuity Period," page 25.

FREE-LOOK  RIGHT -- You may return the  Contract  within the  Free-Look  Period, which is generally a ten-day period beginning when you receive the Contract.  In this event, Security Benefit will refund to you purchase payments (not including any Credit Enhancements)  allocated to the Fixed Account.  Security Benefit will also  refund as of the  Valuation  Date on which we receive  your  Contract  any
Contract Value allocated to the Subaccounts, plus any charges deducted from such
Contract Value, less the Contract Value attributable to any Credit Enhancements.

   Some states' laws require us to refund your purchase payments instead of your
Contract  Value.  If your  Contract is  delivered in one of those states and you return your Contract during the Free Look Period,  Security  Benefit will refund purchase payments allocated to the Subaccounts rather than Contract Value.

CHARGES AND  DEDUCTIONS  --  Security  Benefit  does not deduct  sales load from purchase payments before allocating them to your Contract Value. Certain charges will be deducted in connection with the Contract as described below.

   CONTINGENT  DEFERRED SALES CHARGE. If you withdraw  Contract Value,  Security
Benefit  may  deduct a  contingent  deferred  sales  charge  (which  may also be referred to as a withdrawal  charge).  The  withdrawal  charge will be waived on withdrawals to the extent that total  withdrawals in a Contract Year,  including systematic  withdrawals,  do not exceed the Free  Withdrawal  amount  defined as follows.

   The Free  Withdrawal  amount is equal in the first  Contract  Year, to 10% of purchase payments made during the year and, in any subsequent  Contract Year, to
10% of Contract  Value as of the first day of that Contract Year. The withdrawal charge applies to the portion of any withdrawal  consisting of purchase payments and corresponding  Credit  Enhancements that exceeds the Free Withdrawal amount.
The withdrawal charge does not apply to withdrawals of earnings.

   The amount of the charge will depend on how long your purchase  payments have
been  held  under  the  Contract.   Each  purchase  payment  you  make  and  its
corresponding  Credit  Enhancement  is  considered  to  have  a  certain  "age,"
depending  on the length of time since the  purchase  payment was  effective.  A purchase  payment is "age one" in the year  beginning  on the date the  purchase payment  is  received  by  Security  Benefit  and  increases  in age  each  year thereafter.  The  withdrawal  charge is  calculated  according to the  following schedule:

                      ===================================
                      PURCHASE PAYMENT AGE     WITHDRAWAL
                           (IN YEARS)            CHARGE
                      -----------------------------------
                                1                  7%
                                2                  7%
                                3                  6%
                                4                  6%
                                5                  5%
                                6                  4%
                                7                  3%
                           8 and over              0%
                      ===================================

   The amount of the withdrawal charge assessed against your Contract will never exceed 7% of  purchase  payments  paid and Credit  Enhancements  added under the
Contract.  In addition,  no withdrawal charge will be assessed upon: (1) payment of death benefit proceeds;  or (2) annuity options that provide for payments for life, or a period of at least 7 years. Subject to insurance department approval,
Security  Benefit  will also  waive the  withdrawal  charge on a full or partial withdrawal  if the  Owner  has  been  diagnosed  with a  medically  determinable condition  which  results  in a life  expectancy  of one year or  less,  or upon confinement  to  a  Hospital  or  Qualified  Skilled  Nursing  Facility  for  90
consecutive days or more. See "Contingent Deferred Sales Charge," page 22.

   MORTALITY AND EXPENSE RISK CHARGE.  Security  Benefit  deducts a daily charge from the assets of each  Subaccount  for mortality and expense risks equal to an annual  rate of  1.25%  of each  Subaccount's  average  daily  net  assets.  See
"Mortality and Expense Risk Charge," page 24.

   OPTIONAL  ANNUAL  STEPPED UP DEATH  BENEFIT  CHARGE.  If you elect the annual stepped up death  benefit,  Security  Benefit  deducts a daily  charge  from the assets of each  Subaccount  for this benefit equal to an annual rate of 0.20% of each  Subaccount's  average daily net assets.  You may elect this optional death benefit in the  application.  See  "Optional  Annual  Stepped  Up Death  Benefit
Charge," page 24.

   ADMINISTRATION CHARGE. Security Benefit deducts a daily administration charge equal to an annual rate of 0.15% of each Subaccount's  average daily net assets.
See "Administration Charge," page 24.

   ACCOUNT   ADMINISTRATION   CHARGE.   Security   Benefit  deducts  an  account
administration  charge of $30.00 on each annual contract  anniversary.  Security
Benefit will waive the charge if your  Contract  Value is $50,000 or more on the date the charge is to be deducted. The charge will be deducted from the Contract
Value in the  Subaccounts  and the Fixed Account in the same proportion that the contract value is allocated  among those accounts.  See "Account  Administration
Charge," page 24.

   PREMIUM  TAX  CHARGE.  Security  Benefit  assesses  a premium  tax  charge to reimburse  itself  for any  premium  taxes that it incurs  with  respect to this
Contract. This charge will usually be deducted on the Annuity Start Date or upon full  withdrawal  if a premium tax was  incurred by Security  Benefit and is not refundable.  Partial  withdrawals,  including  systematic  withdrawals,  may  be subject to a premium tax charge if a premium  tax is incurred on the  withdrawal by Security  Benefit and is not refundable.  Security Benefit reserves the right to deduct such taxes when due or anytime thereafter. Premium tax rates currently range from 0% to 3.5%. See "Premium Tax Charge" on page 24.

   OTHER EXPENSES.  Security Benefit pays the operating expenses of the Separate
Account. Investment advisory fees and operating expenses of SBL Fund are paid by the Fund and are  reflected  in the net asset  value of the Fund  shares.  For a description of these charges and expenses, see the prospectus for SBL Fund.

CONTACTING SECURITY BENEFIT -- You should direct all written requests,  notices, and forms  required by the Contract,  and any questions or inquiries to Security
Benefit Life Insurance Company, P.O. Box 750497, Topeka, Kansas 66675-0497 or by
phone by calling (785) 438-3112 or 1-800-888-2461, extension 3112.

EXPENSE TABLE

   The purpose of this table is to assist you in understanding the various costs and expenses that you will bear directly and indirectly if you allocate Contract
Value to the Subaccounts.  The table reflects any contractual charges,  expenses of the Separate  Account,  and charges and expenses of SBL Fund.  The table does not  reflect  premium  taxes that may be imposed by various  jurisdictions.  See
"Premium Tax  Charge,"  page 24. The  information  contained in the table is not generally applicable to amounts allocated to the Fixed Account.

   For a complete  description of a Contract's costs and expenses,  see "Charges and  Deductions,"  page 22. For a more  complete  description  of the SBL Fund's costs  and  expenses,  see the  SBL  Fund  prospectus,  which  accompanies  this
Prospectus.

--------------------------------------------------------------------------------
CONTRACTUAL EXPENSES
--------------------------------------------------------------------------------
Sales Load on Purchase Payments .....................................   None
Contingent Deferred Sales Charge (as a percentage of amount withdrawn
  attributable to Purchase Payments and Credit Enhancements).........   7%(1)
Transfer Fee (per transfer) .........................................   None
Annual Account Administration Charge ................................   $30(2)
--------------------------------------------------------------------------------
1  The amount of the contingent deferred sales charge is determined by reference to how long your purchase payments and corresponding Credit Enhancements have been held under the Contract. A free withdrawal is available equal to (1) 10%
   of purchase  payments  in the first  Contract  Year,  and (2) 10% of Contract
   Value as of the  beginning of the Contract Year in each  subsequent  Contract
   Year. See "Full and Partial  Withdrawals,"  page 20 and "Contingent  Deferred
   Sales Charge," page 22 for more information.

2  A pro rata account administration charge is deducted (1) upon full withdrawal of Contract Value; (2) when a Contract has been in force for less than a full year; (3) upon the Annuity Start Date if one of Annuity  Options 1 through 4,
   7 or 8 is  elected;  and (4) upon  payment of a death  benefit.  The  account administration  charge  will be waived if your  Contract  Value is $50,000 or more upon the date it is to be deducted.
================================================================================

================================================================================
ANNUAL SEPARATE ACCOUNT EXPENSES
(as a percentage of each Subaccount's average daily net assets)
--------------------------------------------------------------------------------
Annual Mortality and Expense Risk Charge ............................   1.25%
Optional Annual Stepped Up Death Benefit Charge .....................   0.20%
Annual Administration Charge ........................................   0.15%
                                                                        ----
Total Separate Account Annual Expenses ..............................   1.60%(1)
--------------------------------------------------------------------------------
1  If you do not elect the optional annual stepped up death benefit,  your total annual separate account expenses would be 1.40%.
================================================================================

==========================================================================================
ANNUAL SBL FUND EXPENSES (as a percentage of each Series' average daily net assets)
------------------------------------------------------------------------------------------
                                                     BROKERAGE PLAN                TOTAL
                                          ADVISORY    DISTRIBUTION      OTHER     SBL FUND
                                            FEE      (12B-1) FEES(1)   EXPENSES   EXPENSES
Equity (Series A) .....................    0.75%          0.01%         0.07%      0.83%
Large Cap Value (Series B) ............    0.75%          0.10%         0.08%      0.93%
Money Market (Series C) ...............    0.50%          0.00%         0.08%      0.58%
Global (Series D) .....................    1.00%          0.00%         0.20%      1.20%
Diversified Income (Series E) .........    0.75%          0.00%         0.08%      0.83%
Large Cap Growth (Series G) ...........    1.00%          0.01%         0.22%      1.23%
Enhanced Index (Series H) .............    0.75%          0.00%         0.16%      0.91%
International (Series I) ..............    1.10%          0.00%         1.15%      2.25%
Mid Cap Growth (Series J) .............    0.75%          0.01%         0.08%      0.84%
Managed Asset Allocation (Series N) ...    1.00%          0.00%         0.25%      1.25%
Equity Income (Series O) ..............    1.00%          0.04%         0.04%      1.08%
High Yield Series (Series P) ..........    0.75%          0.00%         0.11%      0.86%
Small Cap Value (Series Q) ............    1.00%          0.00%         0.18%      1.18%
Social Awareness (Series S) ...........    0.75%          0.00%         0.08%      0.83%
Technology (Series T) .................    1.00%          0.00%         0.46%      1.46%
Mid Cap Value (Series V) ..............    0.75%          0.02%         0.08%      0.85%
Main Street Growth and Income®
  (Series W) ..........................    1.00%          0.00%         0.25%      1.25%
Small Cap Growth (Series X) ...........    1.00%          0.00%         0.15%      1.15%
Select 25 (Series Y) ..................    0.75%          0.00%         0.13%      0.88%
------------------------------------------------------------------------------------------
1.  Amounts included as distribution  expenses under this caption are the amounts received by the  Fund's  distributor  under  the  Brokerage  Plan in the  last  fiscal  year in connection with the purchase and sale of securities held by the Fund.
==========================================================================================

EXAMPLES -- The examples presented below show the expenses that you would pay at the end of one, three, five or ten years (except for the Large Cap Growth, Small
Cap Value,  Technology and Main Street Growth and Income® Subaccounts which show expenses for only the one and three year periods).  The examples assume that any waivers or reimbursement of expenses  currently in effect,  remain in effect for the period shown. The information presented applies if, at the end of those time periods,  the Contract is (1)  surrendered,  or (2)  annuitized or otherwise not surrendered.  The examples show  expenses  based upon an allocation of $1,000 to each of the  Subaccounts  and a hypothetical  return of 5%. For those  Contracts that do not elect the optional  annual  stepped up death  benefit,  the expenses would be less than those assumed in the examples below.

     YOU SHOULD NOT  CONSIDER  THE EXAMPLES  BELOW A  REPRESENTATION  OF PAST OR
FUTURE EXPENSES. ACTUAL EXPENSES MAY BE GREATER OR LESS THAN THOSE SHOWN. THE 5%
RETURN  ASSUMED IN THE EXAMPLES IS  HYPOTHETICAL  AND SHOULD NOT BE CONSIDERED A
REPRESENTATION  OF PAST OR FUTURE ACTUAL  RETURNS,  WHICH MAY BE GREATER OR LESS
THAN THE ASSUMED AMOUNT.

     Example -- You would pay the expenses shown below assuming full  withdrawal of the Contract at the end of the applicable time period:

================================================================================
                                                   1       3        5       10
                                                 YEAR    YEARS    YEARS    YEARS
--------------------------------------------------------------------------------
Equity Subaccount ............................   $ 94    $145     $198     $310
Large Cap Value Subaccount ...................     94     145      198      310
Money Market Subaccount ......................     90     134      180      273
Global Subaccount ............................     96     153      211      337
Diversified Income Subaccount ................     93     142      193      300
Large Cap Growth Subaccount ..................     97     154      212      340
Enhanced Index Subaccount ....................     93     144      197      308
International Subaccount .....................    107     183      261      435
Mid Cap Growth Subaccount ....................     93     142      193      301
Managed Asset Allocation Subaccount ..........     97     154      213      342
Equity Income Subaccount .....................     95     149      205      325
High Yield Subaccount ........................     93     143      194      303
Small Cap Value Subaccount ...................     96     152      210      335
Social Awareness Subaccount ..................     92     141      193      300
Technology Subaccount ........................     99     160      224      362
Mid Cap Value Subaccount .....................     93     142      194      302
Main Street Growth and Income® Subaccount ....     97     154      213      342
Small Cap Growth Subaccount ..................     96     151      208      332
Select 25 Subaccount .........................     93     143      195      305
================================================================================

   Example -- You would pay the expenses shown below assuming NO withdrawals:

================================================================================
                                                   1       3        5       10
                                                 YEAR    YEARS    YEARS    YEARS
--------------------------------------------------------------------------------
Equity Subaccount ............................   $27     $ 83     $141     $300
Large Cap Value Subaccount ...................    28       86      146      310
Money Market Subaccount ......................    24       75      128      273
Global Subaccount ............................    31       94      160      337
Diversified Income Subaccount ................    27       83      141      300
Large Cap Growth Subaccount ..................    31       95      162      340
Enhanced Index Subaccount ....................    28       85      145      308
International Subaccount .....................    42      126      212      435
Mid Cap Growth Subaccount ....................    27       83      142      301
Managed Asset Allocation Subaccount ..........    31       96      163      342
Equity Income Subaccount .....................    30       90      154      325
High Yield Subaccount ........................    27       83      143      303
Small Cap Value Subaccount ...................    31       94      159      335
Social Awareness Subaccount ..................    27       83      141      300
Technology Subaccount ........................    33      102      173      362
Mid Cap Value Subaccount .....................    27       83      142      302
Main Street Growth and Income® Subaccount ....    31       96      163      342
Small Cap Growth Subaccount ..................    30       93      158      332
Select 25 Subaccount .........................    28       84      143      305
================================================================================

CONDENSED FINANCIAL INFORMATION

   The following  condensed  financial  information  presents  accumulation unit values for each of the years in the period ended  December 31, 2001,  as well as ending accumulation units outstanding under each Subaccount.

==========================================================================================
                                   2001(1)     2001(2)   2000(1,7)   2000(2,7)     1999(3)
------------------------------------------------------------------------------------------
EQUITY SUBACCOUNT
Accumulation unit value:
   Beginning of period..........    $ 8.98      $22.99      $10.00      $26.71      $25.06
   End of period................    $ 7.83      $20.08      $ 8.98      $22.99      $26.71
Accumulation units outstanding
at the end of period............    35,963   4,310,974      26,958   4,655,419   5,225,093
------------------------------------------------------------------------------------------
LARGE CAP VALUE SUBACCOUNT
Accumulation unit value:
   Beginning of period..........    $10.30      $18.08      $10.00      $19.65      $19.58
   End of period................    $ 9.56      $16.82      $10.30      $18.08      $19.65
Accumulation units outstanding
at the end of period............    21,283   2,623,675      12,568   2,644,783   3,145,165
------------------------------------------------------------------------------------------
MONEY MARKET SUBACCOUNT
Accumulation unit value:
   Beginning of period..........    $10.18      $12.43      $10.00      $11.89      $11.51
   End of period................    $10.39      $12.72      $10.18      $12.43      $11.89
Accumulation units outstanding
at the end of period............    53,794   3,464,613      29,872   3,053,396   2,554,229
------------------------------------------------------------------------------------------
GLOBAL SUBACCOUNT
Accumulation unit value:
   Beginning of period..........    $ 9.64      $25.43      $10.00      $24.88      $16.43
   End of period................    $ 8.32      $22.00      $ 9.64      $25.43      $24.88
Accumulation units outstanding
at the end of period............    63,399   3,107,087      17,689   3,280,764   2,659,740
------------------------------------------------------------------------------------------
DIVERSIFIED INCOME SUBACCOUNT
Accumulation unit value:
   Beginning of period..........    $10.53      $13.28      $10.00      $12.40      $13.07
   End of period................    $11.10      $14.03      $10.53      $13.28      $12.40
Accumulation units outstanding
at the end of period............    63,563   3,187,184       2,211   2,487,735   2,665,337
------------------------------------------------------------------------------------------
LARGE CAP GROWTH SUBACCOUNT
Accumulation unit value:
   Beginning of period..........    $ 7.98      $ 7.90      $10.00      $10.00         ---
   End of period................    $ 6.64      $ 6.59      $ 7.98      $ 7.90         ---
Accumulation units outstanding
at the end of period............    18,719     642,709      11,137     320,615         ---
------------------------------------------------------------------------------------------
ENHANCED INDEX SUBACCOUNT
Accumulation unit value:
   Beginning of period..........    $ 9.12      $ 9.85      $10.00      $11.13      $10.00
   End of period................    $ 7.81      $ 8.45      $ 9.12      $ 9.85      $11.13
Accumulation units outstanding
at the end of period............    15,058   1,519,829       2,974   1,380,537     525,132
------------------------------------------------------------------------------------------
INTERNATIONAL SUBACCOUNT
Accumulation unit value:
   Beginning of period..........    $ 8.74      $10.11      $10.00      $12.88      $10.00
   End of period................    $ 6.49      $ 7.53      $ 8.74      $10.11      $12.88
Accumulation units outstanding
at the end of period............     5,893     574,736      17,673     497,305     130,239
------------------------------------------------------------------------------------------
MID CAP GROWTH SUBACCOUNT
Accumulation unit value:
   Beginning of period..........    $10.50      $34.99      $10.00      $30.38      $19.04
   End of period................    $ 8.79      $29.36      $10.50      $34.99      $30.38
Accumulation units outstanding
at the end of period............    59,744   2,373,290      30,327   2,530,167   1,782,076
------------------------------------------------------------------------------------------
GLOBAL STRATEGIC
INCOME SUBACCOUNT
Accumulation unit value:
   Beginning of period..........    $ 9.89      $13.38      $10.00      $13.07      $13.10
   End of period................    $10.34      $14.01      $ 9.89      $13.38      $13.07
Accumulation units outstanding
at the end of period............     8,453     374,310       2,452     344,549     316,616
------------------------------------------------------------------------------------------
CAPITAL GROWTH SUBACCOUNT
Accumulation unit value:
   Beginning of period..........    $ 8.11      $ 7.97      $10.00      $10.00         ---
   End of period................    $ 6.81      $ 6.71      $ 8.11      $ 7.97         ---
Accumulation units outstanding
at the end of period............    39,150   1,071,566      23,116     477,217         ---
------------------------------------------------------------------------------------------
GLOBAL TOTAL RETURN SUBACCOUNT
Accumulation unit value:
   Beginning of period..........    $ 9.22      $13.79      $10.00      $15.63      $13.90
   End of period................    $ 7.88      $11.82      $ 9.22      $13.79      $15.63
Accumulation units outstanding
at the end of period............     3,952     622,441       2,744     758,977     891,708
------------------------------------------------------------------------------------------
MANAGED ASSET ALLOCATION
 SUBACCOUNT
Accumulation unit value:
   Beginning of period..........    $ 9.79      $17.06      $10.00      $17.46      $16.14
   End of period................    $ 9.14      $15.97      $ 9.79      $17.06      $17.46
Accumulation units outstanding
at the end of period............    35,028   2,386,006       5,926   2,415,691   2,496,544
------------------------------------------------------------------------------------------
EQUITY INCOME SUBACCOUNT
Accumulation unit value:
   Beginning of period..........    $11.42      $21.15      $10.00      $19.00      $18.69
   End of period................    $11.38      $21.13      $11.42      $21.15      $19.00
Accumulation units outstanding
at the end of period............    21,106   2,774,784       6,253   2,878,011   3,406,579
------------------------------------------------------------------------------------------
HIGH YIELD SUBACCOUNT
Accumulation unit value:
   Beginning of period..........    $ 9.84      $11.99      $10.00      $12.35      $12.36
   End of period................    $10.11      $12.34      $ 9.84      $11.99      $12.35
Accumulation units outstanding
at the end of period............    28,498   1,322,510       1,338   1,308,531   1,097,807
------------------------------------------------------------------------------------------
SMALL CAP VALUE SUBACCOUNT
Accumulation unit value:
   Beginning of period..........    $11.04      $10.64      $10.00      $10.00         ---
   End of period................    $13.27      $12.81      $11.04      $10.64         ---
Accumulation units outstanding
at the end of period............    23,074   1,068,094       6,086     215,945         ---
------------------------------------------------------------------------------------------
SOCIAL AWARENESS SUBACCOUNT
Accumulation unit value:
   Beginning of period..........    $ 8.67      $22.88      $10.00      $26.64      $23.04
   End of period................    $ 7.42      $19.61      $ 8.67      $22.88      $26.64
Accumulation units outstanding
at the end of period............    15,416   1,581,499      10,088   1,877,922   1,693,412
------------------------------------------------------------------------------------------
TECHNOLOGY SUBACCOUNT
Accumulation unit value:
   Beginning of period..........    $ 6.38      $ 6.07      $10.00      $10.00         ---
   End of period................    $ 4.76      $ 4.54      $ 6.38      $ 6.07         ---
Accumulation units outstanding
at the end of period............    48,521     974,870       7,777     595,424         ---
------------------------------------------------------------------------------------------
MID CAP VALUE SUBACCOUNT
Accumulation unit value:
   Beginning of period..........    $11.48      $23.12      $10.00      $17.53      $14.96
   End of period................    $12.55      $25.33      $11.48      $23.12      $17.53
Accumulation units outstanding
at the end of period............    40,030   2,623,498      22,683   2,349,040   1,674,949
------------------------------------------------------------------------------------------
MAIN STREET GROWTH AND
INCOME® SUBACCOUNT
Accumulation unit value:
  Beginning of period...........    $ 9.09      $ 8.93      $10.00      $10.00         ---
   End of period................    $ 8.05      $ 7.93      $ 9.09      $ 8.93         ---
Accumulation units outstanding
at the end of period............    60,109   1,136,672      18,941     651,616         ---
------------------------------------------------------------------------------------------
SMALL CAP GROWTH SUBACCOUNT
Accumulation unit value:
   Beginning of period..........    $ 9.20      $17.45      $10.00      $19.39      $10.50
   End of period................    $ 6.53      $12.41      $ 9.20      $17.45      $19.39
Accumulation units outstanding
at the end of period............    26,656   1,742,258      14,004   1,874,270     955,644
------------------------------------------------------------------------------------------
SELECT 25 SUBACCOUNT
Accumulation unit value:
   Beginning of period..........    $ 8.62      $10.14      $10.00      $12.25      $10.00
   End of period................    $ 7.64      $ 9.00      $ 8.62      $10.14      $12.25
Accumulation units outstanding
at the end of period............    14,899   2,177,133       6,611   2,264,302   1,016,866
==========================================================================================

====================================================================================
                                        1998       1997(4)       1996(5)     1995(6)
------------------------------------------------------------------------------------
EQUITY SUBACCOUNT
Accumulation unit value:
   Beginning of period..........      $20.26        $15.96        $13.20      $10.00
   End of period................      $25.06        $20.26        $15.96      $13.20
Accumulation units outstanding
at the end of period............   4,778,310     3,449,970     1,987,463     289,693
------------------------------------------------------------------------------------
LARGE CAP VALUE SUBACCOUNT
Accumulation unit value:
   Beginning of period..........      $18.46        $14.80        $12.70      $10.00
   End of period................      $19.58        $18.46        $14.80      $12.70
Accumulation units outstanding
at the end of period............   3,161,657     2,571,374     1,388,519     248,974
------------------------------------------------------------------------------------
MONEY MARKET SUBACCOUNT
Accumulation unit value:
   Beginning of period..........      $11.12        $10.72        $10.35      $10.00
   End of period................      $11.51        $11.12        $10.72      $10.35
Accumulation units outstanding
at the end of period............   2,099,523     1,754,200     1,520,180     288,907
------------------------------------------------------------------------------------
GLOBAL SUBACCOUNT
Accumulation unit value:
   Beginning of period..........      $13.87        $13.21        $11.42      $10.00
   End of period................      $16.43        $13.87        $13.21      $11.42
Accumulation units outstanding
at the end of period............   2,293,514     1,835,594     1,183,160     126,206
------------------------------------------------------------------------------------
DIVERSIFIED INCOME SUBACCOUNT
Accumulation unit value:
   Beginning of period..........      $12.27        $11.31        $11.56      $10.00
   End of period................      $13.07        $12.27        $11.31      $11.56
Accumulation units outstanding
at the end of period............   2,409,250     1,607,065     1,631,708     244,306
------------------------------------------------------------------------------------
LARGE CAP GROWTH SUBACCOUNT
Accumulation unit value:
   Beginning of period..........         ---           ---           ---         ---
   End of period................         ---           ---           ---         ---
Accumulation units outstanding
at the end of period............         ---           ---           ---         ---
------------------------------------------------------------------------------------
ENHANCED INDEX SUBACCOUNT
Accumulation unit value:
   Beginning of period..........         ---           ---           ---         ---
   End of period................         ---           ---           ---         ---
Accumulation units outstanding
at the end of period............         ---           ---           ---         ---
------------------------------------------------------------------------------------
INTERNATIONAL SUBACCOUNT
Accumulation unit value:
   Beginning of period..........         ---           ---           ---         ---
   End of period................         ---           ---           ---         ---
Accumulation units outstanding
at the end of period............         ---           ---           ---         ---
------------------------------------------------------------------------------------
MID CAP GROWTH SUBACCOUNT
Accumulation unit value:
   Beginning of period..........      $16.37        $13.84        $11.89      $10.00
   End of period................      $19.04        $16.37        $13.84      $11.89
Accumulation units outstanding
at the end of period............   1,468,017     1,234,228       772,390     133,581
------------------------------------------------------------------------------------
GLOBAL STRATEGIC
INCOME SUBACCOUNT
Accumulation unit value:
   Beginning of period..........      $12.43        $11.96        $10.67      $10.00
   End of period................      $13.10        $12.43        $11.96      $10.67
Accumulation units outstanding
at the end of period............     364,793       382,445       328,077      86,477
------------------------------------------------------------------------------------
CAPITAL GROWTH SUBACCOUNT
Accumulation unit value:
   Beginning of period..........         ---           ---           ---         ---
   End of period................         ---           ---           ---         ---
Accumulation units outstanding
at the end of period............         ---           ---           ---         ---
------------------------------------------------------------------------------------
GLOBAL TOTAL RETURN
SUBACCOUNT
Accumulation unit value:
   Beginning of period..........      $12.52        $11.96        $10.62      $10.00
   End of period................      $13.90        $12.52        $11.96      $10.62
Accumulation units outstanding
at the end of period............   1,063,148     1,454,825     1,361,078     471,091
------------------------------------------------------------------------------------
MANAGED ASSET ALLOCATION
 SUBACCOUNT
Accumulation unit value:
   Beginning of period..........      $13.82        $11.84        $10.64      $10.00
   End of period................      $16.14        $13.82        $11.84      $10.64
Accumulation units outstanding
at the end of period............   1,927,318     1,213,323       715,033     231,852
------------------------------------------------------------------------------------
EQUITY INCOME SUBACCOUNT
Accumulation unit value:
   Beginning of period..........      $17.38        $13.73        $11.61      $10.00
   End of period................      $18.69        $17.38        $13.73      $11.61
Accumulation units outstanding
at the end of period............   3,562,159     3,117,060     1,764,015     267,317
------------------------------------------------------------------------------------
HIGH YIELD SUBACCOUNT
Accumulation unit value:
   Beginning of period..........      $11.84        $10.60        $10.00         ---
   End of period................      $12.36        $11.84        $10.60         ---
Accumulation units outstanding
at the end of period............     945,133       316,416           ---         ---
------------------------------------------------------------------------------------
SMALL CAP VALUE SUBACCOUNT
Accumulation unit value:
   Beginning of period..........         ---           ---           ---         ---
   End of period................         ---           ---           ---         ---
Accumulation units outstanding
at the end of period............         ---           ---           ---         ---
------------------------------------------------------------------------------------
SOCIAL AWARENESS SUBACCOUNT
Accumulation unit value:
   Beginning of period..........      $17.78        $14.69        $12.56      $10.00
   End of period................      $23.04        $17.78        $14.69      $12.56
Accumulation units outstanding
at the end of period............   1,140,285       541,120       220,549      37,149
------------------------------------------------------------------------------------
TECHNOLOGY SUBACCOUNT
Accumulation unit value:
   Beginning of period..........         ---           ---           ---         ---
   End of period................         ---           ---           ---         ---
Accumulation units outstanding
at the end of period............         ---           ---           ---         ---
------------------------------------------------------------------------------------
MID CAP VALUE SUBACCOUNT
Accumulation unit value:
   Beginning of period..........      $13.01        $10.00           ---         ---
   End of period................      $14.96        $13.01           ---         ---
Accumulation units outstanding
at the end of period............   1,108,840       372,693           ---         ---
------------------------------------------------------------------------------------
MAIN STREET GROWTH AND
INCOME® SUBACCOUNT
Accumulation unit value:
  Beginning of period...........         ---           ---           ---         ---
   End of period................         ---           ---           ---         ---
Accumulation units outstanding
at the end of period............         ---           ---           ---         ---
------------------------------------------------------------------------------------
SMALL CAP GROWTH SUBACCOUNT
Accumulation unit value:
   Beginning of period..........      $ 9.55        $10.00           ---         ---
   End of period................      $10.50        $ 9.55           ---         ---
Accumulation units outstanding
at the end of period............     280,763        25,182           ---         ---
------------------------------------------------------------------------------------
SELECT 25 SUBACCOUNT
Accumulation unit value:
   Beginning of period..........         ---           ---           ---         ---
   End of period................         ---           ---           ---         ---
Accumulation units outstanding
at the end of period............         ---           ---           ---         ---
------------------------------------------------------------------------------------
1  Accumulation unit values for the Contract issued with the annual stepped up death benefit.

2  Accumulation  unit values for the Contract  issued  without the annual stepped up death benefit.

3  Enhanced Index Subaccount,  International Subaccount and Select 25 Subaccount for
   the period May 3, 1999 (inception) through December 31, 1999.

4  Mid Cap Value Subaccount for the period May 1, 1997 (inception)  through December
   31, 1997. Small Cap Growth Subaccount for the period October 15, 1997 (inception)
   through December 31, 1997.

5  High Yield Subaccount for the period August 5, 1996 (inception)  through December
   31, 1996.

6  Equity Subaccount,  Large Cap Value Subaccount,  Money Market Subaccount,  Global
   Subaccount,  Diversified Income Subaccount,  Mid Cap Growth Subaccount and Social
   Awareness  Subaccount for the period April 1, 1995  (inception)  through December
   31, 1995.  Global Strategic Income  Subaccount,  Global Total Return  Subaccount,
   Managed Asset Allocation  Subaccount and Equity Income  Subaccount for the period
   June 1, 1995 (inception) through December 31, 1995.

7  Large  Cap  Growth  Subaccount,   Capital  Growth  Subaccount,  Small  Cap  Value
   Subaccount,  Technology  Subaccount and Main Street Growth and Income® Subaccount
   for the period May 1, 2000 (inception) through December 31, 2000.
====================================================================================

INFORMATION ABOUT SECURITY BENEFIT, THE SEPARATE ACCOUNT, AND SBL FUND

SECURITY BENEFIT LIFE INSURANCE  COMPANY -- Security Benefit is a life insurance company  organized  under  the laws of the  State of  Kansas.  It was  organized originally as a fraternal  benefit society and commenced  business  February 22,
1892.  It became a mutual  life  insurance  company  under its  present  name on
January 2, 1950.

   On July 31, 1998,  Security  Benefit  converted  from a mutual life insurance company to a stock life  insurance  company  ultimately  controlled  by Security
Benefit Mutual Holding  Company,  a Kansas mutual  holding  company.  Membership interests  of  persons  who  were  Contractowners  as of July  31,  1998  became membership interests in Security Benefit Mutual Holding Company as of that date, and  persons  who  acquire  policies  from  Security  Benefit  after  that  date automatically become members in the mutual holding company.

   Security  Benefit offers life insurance  policies and annuity  contracts,  as well as financial and retirement services.  It is admitted to do business in the
District of Columbia,  and in all states except New York. As of the end of 2001,
Security Benefit had total assets of approximately  $7.9 billion.  Together with
its  subsidiaries,   Security  Benefit  has  total  funds  under  management  of approximately $9.8 billion.

   The Principal  Underwriter for the Contracts is Security  Distributors,  Inc.
("SDI"),  One  Security  Benefit  Place,  Topeka,  Kansas  66636-0001.   SDI  is
registered as a broker/dealer  with the SEC and is a wholly-owned  subsidiary of
Security Benefit Group,  Inc., a financial services holding company wholly owned by Security Benefit.

PUBLISHED  RATINGS  --  Security  Benefit  may  from  time  to time  publish  in advertisements,  sales  literature and reports to Owners,  the ratings and other information  assigned to it by one or more independent rating organizations such as A. M. Best  Company and  Standard & Poor's.  The purpose of the ratings is to reflect the financial strength and/or claims-paying  ability of Security Benefit and should not be considered as bearing on the investment  performance of assets held in the Separate Account. Each year A. M. Best Company reviews the financial status  of  thousands  of  insurers,  culminating  in the  assignment  of Best's
Ratings.  These ratings reflect their current opinion of the relative  financial strength and operating  performance of an insurance company in comparison to the norms of the life/health  insurance  industry.  In addition,  the  claims-paying ability of Security Benefit as measured by Standard & Poor's  Insurance  Ratings
Services may be referred to in  advertisements or sales literature or in reports to Owners.  These  ratings are  opinions  of an  operating  insurance  company's financial capacity to meet the obligations of its insurance and annuity policies in  accordance  with their  terms.  Such  ratings do not reflect the  investment performance  of the Separate  Account or the degree of risk  associated  with an investment in the Separate Account.

SEPARATE  ACCOUNT -- Security  Benefit  established  the Separate  Account under
Kansas law on September 12, 1994. The Contract provides that the income,  gains, or losses of the Separate Account,  whether or not realized,  are credited to or charged  against  the assets of the  Separate  Account  without  regard to other income, gains, or losses of Security Benefit. Kansas law provides that assets in a separate account  attributable to the reserves and other  liabilities  under a contract may not be charged  with  liabilities  arising from any other  business that the  insurance  company  conducts  if, and to the extent  the  contract  so provides.  The Contract  contains  such a provision.  Security  Benefit owns the assets in the Separate Account and is required to maintain  sufficient assets in the  Separate  Account  to meet  all  Separate  Account  obligations  under  the
Contract.  Security  Benefit may  transfer to its  General  Account  assets that exceed anticipated  obligations of the Separate Account. All obligations arising under the  Contract  are general  corporate  obligations  of  Security  Benefit.
Security  Benefit  may invest its own assets in the  Separate  Account for other purposes,  but not to support  contracts other than variable annuity  contracts, and may accumulate in the Separate  Account  proceeds from Contract  charges and investment results applicable to those assets.

   The Separate  Account is currently  divided into  nineteen  Subaccounts.  The
Contract  provides that the income,  gains and losses,  whether or not realized, are  credited  to, or charged  against,  the assets of each  Subaccount  without regard to the income, gains or losses in the other Subaccounts.  Each Subaccount invests  exclusively  in shares of a specific  Series of the SBL Fund.  Security
Benefit  may in the future  establish  additional  Subaccounts  of the  Separate
Account,  which  may  invest  in  other  Series  of the  SBL  Fund  or in  other securities, mutual funds, or investment vehicles.

   The Separate  Account is registered with the SEC as a unit  investment  trust under the Investment Company Act of 1940 (the "1940 Act"). Registration with the
SEC does not involve  supervision by the SEC of the administration or investment practices of the Separate Account or of Security Benefit.

SBL FUND -- SBL Fund is an open-end management  investment company of the series type. It is registered with the SEC under the 1940 Act. Such  registration  does not involve  supervision by the SEC of the  investments or investment  policy of the Fund. SBL Fund currently has nineteen separate portfolios  ("Series"),  each of which pursues different investment objectives and policies.

   Shares of the Fund  currently  are  offered  only for  purchase  by  separate accounts of Security Benefit to serve as an investment  medium for variable life insurance  policies and variable annuity  contracts issued by Security  Benefit.
Thus,  SBL Fund serves as an investment  medium for both variable life insurance policies and variable annuity contracts.  This is called "mixed funding." Shares of SBL  Fund  also  may be sold in the  future  to  separate  accounts  of other insurance  companies,  both affiliated and not affiliated with Security Benefit.
This is called "shared funding." Security Benefit currently does not foresee any disadvantages  to  Contractowners  arising from either mixed or shared  funding;
however,  due to  differences  in tax treatment or other  considerations,  it is theoretically  possible  that the  interests of owners of various  contracts for which SBL Fund serves as an investment medium might at some time be in conflict.
However,  Security  Benefit,  the  Fund's  Board  of  Directors,  and any  other insurance  companies that  participate in SBL Fund in the future are required to monitor  events in order to identify any material  conflicts that arise from the use of the Fund for mixed and/or shared  funding.  SBL Fund's Board of Directors is required to determine  what action,  if any,  should be taken in the event of such a conflict.  If such a conflict  were to occur,  Security  Benefit might be required to withdraw the investment of one or more of its separate accounts from
SBL Fund.  This  might  force  the Fund to sell  securities  at  disadvantageous prices.

   A summary of the investment objective of each Series of SBL Fund is set forth below.  We cannot  assure  that any Series  will  achieve  its  objective.  More detailed  information is contained in the  accompanying  prospectus of SBL Fund,
including   information  on  the  risks  associated  with  the  investments  and investment techniques of each Series.

   SBL  FUND'S  PROSPECTUS  ACCOMPANIES  THIS  PROSPECTUS  AND  SHOULD  BE  READ
CAREFULLY BEFORE INVESTING.

SERIES A (EQUITY  SERIES) -- Amounts that you allocate to the Equity  Subaccount are  invested  in  Series  A. The  investment  objective  of Series A is to seek long-term  capital  growth  by  investing  at least  80% of its net  assets in a broadly diversified portfolio of equity securities,  which may include ADR's and convertible securities.

SERIES B (LARGE CAP VALUE  SERIES) -- Amounts that you allocate to the Large Cap
Value  Subaccount are invested in Series B. Series B seeks  long-term  growth of capital  by  investing  at least 80% of its net  assets in  large-capitalization value  companies.  The Series'  stock  investments  may include  common  stocks, preferred  stocks  and  convertible  securities  of both U.S.  issuers  and U.S.
dollar-denominated  foreign  issuers.  Series B may temporarily  invest in cash, government bonds or money market securities.

SERIES C (MONEY MARKET  SERIES) -- Amounts that you allocate to the Money Market
Subaccount are invested in Series C. The investment  objective of Series C is to provide  as high a level of  current  income as is  consistent  with  preserving capital.  It invests in high quality money market instruments with maturities of not longer than thirteen months.

SERIES D (GLOBAL  SERIES) -- Amounts that you allocate to the Global  Subaccount are  invested  in  Series  D. The  investment  objective  of Series D is to seek long-term growth of capital  primarily  through  investment in common stocks and equivalents of companies domiciled in foreign countries and the United States.

SERIES E  (DIVERSIFIED  INCOME  SERIES)  --  Amounts  that you  allocate  to the
Diversified Income Subaccount are invested in Series E. The investment objective of Series E is to provide  current  income with security of principal.  Series E seeks  to  achieve  this  investment  objective  by  investing  primarily  in  a diversified  portfolio of investment grade debt securities.  The debt securities in which Series E invests will  primarily be domestic  securities,  but may also include dollar denominated foreign securities.

SERIES G (LARGE CAP GROWTH SERIES) -- Amounts that you allocate to the Large Cap
Growth Subaccount are invested in Series G. The investment objective of Series G is to seek long-term  capital growth by investing at least 80% of its net assets in common stock and other equity  securities of large  capitalization  companies
(defined as  companies  whose total  market  value is at least $5 billion at the time of purchase).

SERIES H (ENHANCED  INDEX  SERIES) -- Amounts  that you allocate to the Enhanced
Index Subaccount are invested in Series H. The investment  objective of Series H is to seek to outperform the S&P 500 Index through stock selection  resulting in different weightings of common stocks relative to the index.

SERIES  I   (INTERNATIONAL   SERIES)  --  Amounts   that  you  allocate  to  the
International  Subaccount are invested in Series I. The investment  objective of
Series I is to seek long-term  capital  appreciation  by investing  primarily in
non-U.S. equity securities and other securities with equity characteristics.

SERIES J (MID CAP GROWTH  SERIES) -- Amounts  that you  allocate  to the Mid Cap
Growth Subaccount are invested in Series J. The investment objective of Series J is to seek capital appreciation by investing at least 80% of its net assets in a diversified  portfolio of equity securities with market  capitalizations  of $10 billion or less at the time of investment.

SERIES N (MANAGED ASSET  ALLOCATION  SERIES) -- Amounts that you allocate to the
Managed Asset  Allocation  Subaccount  are invested in Series N. The  investment objective  of  Series N is to seek a high  level of total  return  by  investing primarily in a diversified portfolio of debt and equity securities.

SERIES O (EQUITY  INCOME  SERIES) --  Amounts  that you  allocate  to the Equity
Income Subaccount are invested in Series O. The investment objective of Series O is to seek to provide substantial  dividend income and also capital appreciation
by  investing   primarily  in  dividend-paying   common  stocks  of  established
companies.

SERIES P (HIGH  YIELD  SERIES) -- Amounts  that you  allocate  to the High Yield
Subaccount are invested in Series P. The investment  objective of Series P is to seek high current income. Capital appreciation is a secondary objective.  Series
P seeks its  objectives  by  investing  at least 80% of its net assets in higher yielding, higher risk debt securities (commonly referred to as "junk bonds").

SERIES Q (SMALL CAP VALUE  SERIES) -- Amounts that you allocate to the Small Cap
Value Subaccount are invested in Series Q. The investment  objective of Series Q is to seek  capital  growth  by  investing  at least  80% of its net  assets  in securities of small capitalization companies (defined as companies with a market capitalization  substantially  similar  to  that  of  companies  in the  Russell
2500™ Index at the time of investment).

SERIES S (SOCIAL  AWARENESS  SERIES) -- Amounts  that you allocate to the Social
Awareness  Subaccount  are  invested in Series S. The  investment  objective  of
Series S is to seek capital  appreciation  by  investing  in a  well-diversified portfolio  of  equity  securities  that the  Investment  Adviser  believes  have above-average  earnings  potential  and which meet  certain  established  social criteria.  The Series  also may invest in  companies  that are  included  in the
Domini 400 Social  IndexSM,  which  companies  will be deemed to comply with the
Series' social criteria.

SERIES T  (TECHNOLOGY  SERIES) -- Amounts  that you  allocate to the  Technology
Subaccount are invested in Series T. The investment  objective of Series T is to seek long-term capital  appreciation by investing at least 80% of its net assets in the equity securities of technology companies.

SERIES V (MID CAP VALUE  SERIES) --  Amounts  that you  allocate  to the Mid Cap
Value Subaccount are invested in Series V. The investment  objective of Series V is to seek  long-term  growth of  capital by  investing  at least 80% of its net
assets  in  a   diversified   portfolio   of  equity   securities   with  market
capitalizations  of $10  billion or less at the time of  investment.  The Series will invest in stocks  that the  Investment  Adviser  believes  are  undervalued relative to assets, earnings, growth potential or cash flow.

SERIES W (MAIN STREET GROWTH AND INCOME® SERIES) -- Amounts that you allocate to the Main Street  Growth and  Income®  Subaccount  are  invested in Series W. The investment  objective of Series W is to seek high total return  (which  includes growth in the value of its shares as well as  current  income)  from  equity and debt securities.

SERIES X (SMALL CAP GROWTH SERIES) -- Amounts that you allocate to the Small Cap
Growth Subaccount are invested in Series X. The investment objective of Series X is to seek  long-term  growth of  capital by  investing  at least 80% of its net assets in equity  securities of companies  with market  capitalizations  of $750 million or less at the time of investment.

SERIES Y (SELECT  25  SERIES)  --  Amounts  that you  allocate  to the Select 25
Subaccount are invested in Series Y. The investment  objective of Series Y is to seek  long-term  growth of capital by  concentrating  its  investments in a core position  of 20-30  common  stocks  of growth  companies  which  have  exhibited consistent above average earnings or revenue growth.

THE INVESTMENT ADVISER -- Security Management Company, LLC, One Security Benefit
Place, Topeka,  Kansas 66636, serves as Investment Adviser to each Series of SBL
Fund.  The  Investment  Adviser  is  registered  with  the SEC as an  investment adviser.  The Investment Adviser formulates and implements  continuing  programs for the  purchase  and sale of  securities  in  compliance  with the  investment objectives,  policies,  and restrictions of each Series,  and is responsible for the day to day decisions to buy and sell  securities for the Series except Large
Cap Value,  Global,  Enhanced Index,  International,  Managed Asset  Allocation,
Equity Income, Small Cap Value, Technology,  Main Street Growth and Income®, and
Small Cap Growth Series.  See the  accompanying SBL Fund prospectus for details.
The Investment Adviser has engaged The Dreyfus Corporation, 200 Park Avenue, New
York, New York 10166, to provide investment advisory services to Large Cap Value
Series; OppenheimerFunds, Inc., 498 Seventh Avenue, New York, New York 10018, to
provide investment advisory services to Global Series and Main Street Growth and
Income® Series; Deutsche Asset Management,  Inc., 280 Park Avenue, New York, New
York 10017, to provide  investment  advisory  services to Enhanced Index Series;
Templeton Investment Counsel,  LLC, 500 East Broward Boulevard,  Ft. Lauderdale,
Florida 33394 to provide investment  advisory services to International  Series;
T. Rowe Price  Associates,  Inc.,  100 East Pratt  Street,  Baltimore,  Maryland
21202,  to provide  investment  advisory  services to Managed  Asset  Allocation
Series and Equity Income  Series;  Wellington  Management  Company LLP, 75 State
Street,  Boston, MA 02109, to provide investment advisory services to Technology
Series; Strong Capital Management Corporation,  100 Heritage Reserve, Menomonee,
Wisconsin  53051,  to provide  investment  advisory  services to Small Cap Value
Series;  and RS Investment  Management,  L.P., 388 Market Street, San Francisco,
California  94111 to provide  investment  advisory  services to Small Cap Growth
Series.

THE CONTRACT

GENERAL -- Security Benefit issues the Contract  offered by this Prospectus.  It is a flexible purchase payment deferred variable annuity. To the extent that you allocate  all or a portion of your  purchase  payments to the  Subaccounts,  the
Contract is significantly  different from a fixed annuity contract in that it is the Owner  under a Contract  who  assumes  the risk of  investment  gain or loss rather than  Security  Benefit.  When you are ready to begin  receiving  annuity payments,  the Contract  provides  several  Annuity Options under which Security
Benefit will pay periodic annuity payments on a variable basis, a fixed basis or both, beginning on the Annuity Start Date. The amount that will be available for annuity payments will depend on the investment performance of the Subaccounts to which you have allocated  purchase  payments and the amount of interest credited on Contract Value that you have allocated to the Fixed Account.

   The  Contract  is  available  for  purchase  by an  individual  as a  non-tax qualified retirement plan ("Non-Qualified  Plan"). The Contract is also eligible for purchase in connection with certain tax qualified retirement plans that meet the  requirements of Section 403(b),  408, or 408A of the Internal  Revenue Code
("Qualified  Plan").  Certain federal tax advantages are currently  available to retirement plans that qualify as (1) traditional and Roth individual  retirement accounts or annuities,  including  traditional  IRAs  established by an employer under a simplified  employee  pension plan, or a SIMPLE IRA plan,  under Section
408,  and (2)  annuity  purchase  plans of public  school  systems  and  certain tax-exempt  organizations under Section 403(b).  Joint Owners are permitted only on a Contract issued pursuant to a Non-Qualified Plan.

APPLICATION FOR A CONTRACT -- If you wish to purchase a Contract, you may submit an application and an initial purchase payment to Security  Benefit,  as well as any other form or  information  that  Security  Benefit  may  require.  Security
Benefit  reserves the right to reject an application or purchase payment for any reason,  subject to Security Benefit's underwriting standards and guidelines and any applicable state or federal law relating to nondiscrimination.

   The maximum age of an Owner or Annuitant  for which a Contract will be issued is age 80. If there are Joint Owners or  Annuitants,  the maximum issue age will be determined by reference to the older Owner or Annuitant.

PURCHASE  PAYMENTS -- The minimum initial purchase payment for the purchase of a
Contract  is $10,000.  Thereafter,  you may choose the amount and  frequency  of purchase payments,  except that the minimum subsequent purchase payment is $500.
The minimum  subsequent  purchase  payment if you elect an Automatic  Investment
Program  is $50.  Security  Benefit  may  reduce the  minimum  purchase  payment requirement under certain circumstances. A purchase payment exceeding $1 million will not be accepted without prior approval of Security Benefit.

   Security  Benefit will apply the initial  purchase payment not later than the end of the second  Valuation  Date after the  Valuation  Date it is  received by
Security Benefit;  provided that the purchase payment is preceded or accompanied by an application that contains  sufficient  information to establish an account and properly credit such purchase payment. The application form will be provided
by  Security   Benefit.   If  Security  Benefit  does  not  receive  a  complete
application,  Security  Benefit  will  notify  you  that it does  not  have  the necessary  information to issue a Contract.  If you do not provide the necessary information to Security  Benefit within five Valuation Dates after the Valuation
Date on which Security Benefit first receives the initial purchase payment or if
Security  Benefit  determines it cannot  otherwise issue the Contract,  Security
Benefit  will return the initial  purchase  payment to you unless you consent to
Security  Benefit  retaining the purchase  payment until the application is made complete.

   Security Benefit will credit  subsequent  purchase  payments as of the end of the Valuation  Period in which they are received by Security Benefit at its Home
Office.  Purchase payments after the initial purchase payment may be made at any time prior to the Annuity Start Date, so long as the Owner is living. Subsequent purchase payments under a Qualified Plan may be limited by the terms of the plan and provisions of the Internal Revenue Code. Subsequent purchase payments may be paid  under an  Automatic  Investment  Program.  The  initial  purchase  payment required must be paid before the Automatic  Investment  Program will be accepted by Security Benefit.

CREDIT  ENHANCEMENT  -- Security  Benefit may add a Credit  Enhancement  to your
Contract Value at the time each purchase payment is applied to the Contract. Any
Credit  Enhancement  will  be  allocated  among  the  Subaccounts  in  the  same
proportion  as  the  applicable  purchase  payment.   The  amount  of  a  Credit
Enhancement  is  determined  at the time each  purchase  payment is applied as a percentage of that purchase payment. The percentage  applicable to each purchase payment  is based  upon the total  purchase  payments  made  into the  Contract, including the current purchase payment,  less the total  withdrawals,  including any withdrawal charges,  as of the date of the purchase payment.  The applicable percentage is set forth in the table below:

          ===========================================================
          TOTAL PURCHASE PAYMENTS, LESS                     CREDIT
          WITHDRAWALS AND WITHDRAWAL CHARGES              ENHANCEMENT
          -----------------------------------------------------------
          Less than $10,000............................       0%
          At least $10,000 but less than $1,000,000....       4%
          $1,000,000 or more...........................       5%
          ===========================================================

   For example,  if you make an initial  purchase  payment of $10,000,  Security
Benefit would add to your Contract Value a Credit  Enhancement of $400 (I.E., 4%
of $10,000).  If you later made a Withdrawal  of $5,000 and then made a purchase payment of $1,000, no Credit Enhancement would be paid on that purchase payment, because your total purchase payments of $11,000 less withdrawals of $5,000 would be less than  $10,000.  Under the table above,  no Credit  Enhancement  would be payable.

   The Credit  Enhancement  will be forfeited under certain  circumstances.  The amount  returned if you exercise  your right to return the  Contract  during the free  look  period  will be  reduced  by the  value of any  Credit  Enhancements applied.  See "Free-Look  Right," page 5. In the event of a withdrawal under the terms of the nursing home or terminal illness  waivers,  you will forfeit all or part of any Credit  Enhancements  applied during the 12 months  preceding such a withdrawal.  See "Waiver of Withdrawal  Charge," page 23. Death benefit proceeds may exclude all or part of any Credit  Enhancements.  See "Death  Benefit," page
21.

   Security Benefit expects to make a profit from the Credit Enhancement. Credit
Enhancements are funded by a higher  withdrawal charge and a less generous death benefit relative to certain other contracts issued by Security Benefit.  If this
Contract is  surrendered  you may incur higher  withdrawal  charges for a longer period of time than would  have been the case with a  contract  without a Credit
Enhancement.  In addition, a contract without a Credit Enhancement might offer a greater death benefit than that available under this Contract.

ALLOCATION OF PURCHASE PAYMENTS -- In an application for a Contract,  you select the  Subaccounts  or the Fixed  Account to which  purchase  payments  and Credit
Enhancements will be allocated.  Purchase payments and Credit  Enhancements will be allocated according to your instructions contained in the application or more recent instructions received, if any, except that no purchase payment allocation is permitted  that would result in less than $25.00 per payment being  allocated to any one  Subaccount  or the Fixed  Account.  The  allocations  may be a whole dollar amount or a whole percentage.  Available allocation  alternatives include the nineteen Subaccounts and the Fixed Account.

   You may change the purchase payment  allocation  instructions by submitting a proper written  request to Security  Benefit's  Home Office.  A proper change in allocation  instructions  will be effective upon receipt by Security  Benefit at its Home  Office  and will  continue  in  effect  until  you  submit a change in instructions  to the  company.  You may make  changes in your  purchase  payment
allocation   and  changes  to  an  existing   Dollar  Cost  Averaging  or  Asset
Reallocation  Option by telephone provided the Telephone Transfer section of the application  or the proper  form is  completed,  signed,  and filed at  Security
Benefit's  Home Office.  Changes in the allocation of future  purchase  payments have no effect on existing Contract Value. You may,  however,  transfer Contract
Value among the  Subaccounts  and the Fixed  Account in the manner  described in
"Transfers of Contract Value," page 19.

DOLLAR COST AVERAGING  OPTION -- Prior to the Annuity Start Date, you may dollar cost  average  your  Contract  Value by  authorizing  Security  Benefit  to make periodic  transfers of Contract  Value from any one Subaccount to one or more of the other Subaccounts. Dollar cost averaging is a systematic method of investing in which  securities are purchased at regular  intervals in fixed dollar amounts so that the cost of the  securities  gets  averaged  over time and possibly over various market cycles.  The option will result in the transfer of Contract Value from one Subaccount to one or more of the other Subaccounts. Amounts transferred under this option will be credited at the price of the  Subaccount as of the end of the Valuation Dates on which the transfers are effected. Since the price of a
Subaccount's  Accumulation  Units  will  vary,  the  amounts  transferred  to  a
Subaccount  will result in the  crediting of a greater  number of units when the price is low and a lesser number of units when the price is high. Similarly, the amounts  transferred  from a  Subaccount  will result in a debiting of a greater number  of units  when the price is low and a lesser  number  of units  when the price is high.  Dollar cost  averaging does not guarantee  profits,  nor does it assure that you will not have losses.

   An Asset  Reallocation/Dollar  Cost Averaging  Request form is available upon request.  On the  form,  you  must  designate  whether  Contract  Value is to be transferred on the basis of a specific dollar amount, a fixed period or earnings only,  the  Subaccount or  Subaccounts  to and from which the transfers  will be made,  the  desired  frequency  of the  transfers,  which may be on a monthly or quarterly  basis,  and the  length  of time  during  which the  transfers  shall continue or the total amount to be transferred over time.

   After Security Benefit has received a Dollar Cost Averaging Request in proper form at its Home Office,  Security  Benefit will transfer  Contract Value in the amounts you designate from the Subaccount from which transfers are to be made to the Subaccount or Subaccounts you have chosen. Security Benefit will effect each transfer on the date you specify or if no date is  specified,  on the monthly or quarterly anniversary, whichever corresponds to the period selected, of the date of receipt at the Home Office of a Dollar Cost Averaging Request in proper form.
Transfers will be made until the total amount elected has been  transferred,  or until Contract Value in the  Subaccount  from which  transfers are made has been depleted. Amounts periodically transferred under this option are not included in the 14  transfers  per  Contract  Year  that  are  allowed  as  discussed  under
"Transfers of Contract Value," page 19.

   You may  instruct  Security  Benefit at any time to  terminate  the option by written request to Security  Benefit's Home Office.  In that event, the Contract
Value in the Subaccount  from which  transfers were being made that has not been transferred will remain in that Subaccount unless you instruct us otherwise.  If you wish to continue  transferring  on a dollar cost  averaging  basis after the expiration  of  the  applicable  period,  the  total  amount  elected  has  been transferred,  or the  Subaccount  has been  depleted,  or after the Dollar  Cost
Averaging Option has been canceled,  a new Dollar Cost Averaging Request must be completed and sent to the Home Office.  Security  Benefit requires that you wait at least a month (or a quarter  if  transfers  were made on a  quarterly  basis)
before  reinstating  Dollar Cost Averaging  after it has been terminated for any reason.  Security  Benefit may discontinue,  modify,  or suspend the Dollar Cost
Averaging Option at any time.

   You may also dollar cost average Contract Value to or from the Fixed Account, subject to certain restrictions described under "The Fixed Account," page 27.

ASSET REALLOCATION  OPTION -- Prior to the Annuity Start Date, you may authorize
Security  Benefit  to  automatically  transfer  Contract  Value on a  quarterly, semiannual or annual basis to maintain a particular  percentage allocation among the  Subaccounts.  The Contract Value  allocated to each Subaccount will grow or decline in value at  different  rates  during  the  selected  period,  and Asset
Reallocation  automatically reallocates the Contract Value in the Subaccounts to the allocation you selected on a quarterly,  semiannual or annual basis,  as you select.  Asset  Reallocation  is intended to transfer  Contract Value from those
Subaccounts that have increased in value to those Subaccounts that have declined in value.  Over time,  this  method of  investing  may help you buy low and sell high. This investment method does not guarantee profits, nor does it assure that you will not have losses.

   To elect this  option an Asset  Reallocation  Request in proper  form must be received by Security  Benefit at its Home Office.  An Asset  Reallocation/Dollar
Cost Averaging  form is available  upon request.  On the form, you must indicate the applicable  Subaccounts,  the  applicable  time period and the percentage of
Contract Value to be allocated to each Subaccount.

   Upon receipt of the Asset Reallocation Request,  Security Benefit will effect a transfer or, in the case of a new Contract, will allocate the initial purchase payment,  among the Subaccounts  based upon the  percentages  that you selected.
Thereafter,  Security  Benefit will  transfer  Contract  Value to maintain  that allocation on each quarterly,  semiannual or annual anniversary,  as applicable, of the date of Security Benefit's receipt of the Asset  Reallocation/Dollar Cost
Averaging in proper order. The amounts transferred will be credited at the price of the  Subaccount as of the end of the Valuation  Date on which the transfer is effected. Amounts periodically transferred under this option are not included in the 14  transfers  per  Contract  Year  that  are  allowed  as  discussed  under
"Transfers of Contract Value," page 19.

   You may instruct  Security  Benefit at any time to  terminate  this option by written request to Security  Benefit's Home Office.  In that event, the Contract
Value in the  Subaccounts  that has not been  transferred  will  remain in those
Subaccounts  regardless  of the  percentage  allocation  unless you  instruct us otherwise.  If you  wish  to  continue  Asset  Reallocation  after  it has  been canceled, a new Asset  Reallocation/Dollar Cost Averaging form must be completed and sent to Security  Benefit's Home Office.  Security  Benefit may discontinue, modify,  or  suspend,  and  reserves  the  right to  charge a fee for the  Asset
Reallocation Option at any time.

   Contract  Value  allocated to the Fixed  Account may be included in the Asset
Reallocation option, subject to certain restrictions described in "Transfers and
Withdrawals from the Fixed Account," page 28.

TRANSFERS  OF  CONTRACT  VALUE -- You may  transfer  Contract  Value  among  the
Subaccounts upon proper written request to Security  Benefit's Home Office.  You may make transfers  (other than transfers  pursuant to the Dollar Cost Averaging and Asset  Reallocation  Options) by telephone if the Telephone Transfer section of the  application or the proper form has been  completed,  signed and filed at
Security  Benefit's  Home Office.  The minimum  transfer  amount is $500, or the amount  remaining in a given  Subaccount.  The minimum  transfer amount does not apply to  transfers  under  the  Dollar  Cost  Averaging  or Asset  Reallocation
Options.

   Security Benefit effects  transfers  between  Subaccounts at their respective accumulation  unit values as of the close of the  Valuation  Period during which the transfer request is received.

   You may also transfer Contract Value to the Fixed Account; however, transfers from the Fixed Account to the  Subaccounts  are  restricted as described in "The
Fixed Account," page 27.

   Security  Benefit  generally  does not  limit  the  frequency  of  transfers, although Security Benefit reserves the right to limit the number of transfers to
14 in a Contract  Year.  Also,  the Contract is not  designed  for  professional
"market timing" organizations, or other organizations or individuals engaging in a market timing strategy,  making programmed  transfers,  frequent  transfers or transfers that are large in relation to the total assets of the underlying fund.
These  kinds  of  strategies  and  transfer  activities  are  disruptive  to the underlying funds in which the Subaccounts invest. If Security Benefit determines that  your  transfer  patterns  among  the  Subaccounts  are  disruptive  to the underlying  funds,  Security  Benefit  may  among  other  things,  restrict  the availability of telephone transfers or other electronic  transfers.  We may also refuse  to act on  transfer  instructions  of an agent  acting  under a power of attorney  who is acting on behalf of one or more  owners.  Also,  certain of the underlying funds have in place limits on the number of transfers  permitted in a
Contract  Year,  which limits are more  restrictive  than 14 per Contract  Year.
Security Benefit reserves the right to limit the size and frequency of transfers and to discontinue telephone and other electronic transfers.

CONTRACT  VALUE  -- The  Contract  Value  is the sum of the  amounts  under  the
Contract held in each Subaccount and the Fixed Account as well as any amount set aside in the loan account to secure loans as of any Valuation Date.

   On each  Valuation  Date,  the  amount of  Contract  Value  allocated  to any particular  Subaccount will be adjusted to reflect the investment  experience of that Subaccount. See "Determination of Contract Value," below. No minimum amount of Contract Value is guaranteed. You bear the entire investment risk relating to the investment performance of Contract Value allocated to the Subaccounts.

DETERMINATION OF CONTRACT VALUE -- The Contract Value will vary to a degree that
depends  upon  several  factors,   including   investment   performance  of  the
Subaccounts  to which you have  allocated  Contract  Value,  payment of purchase
payments  and  any  corresponding  Credit   Enhancements,   the  amount  of  any
outstanding  Contract Debt,  partial  withdrawals,  and the charges  assessed in connection with the Contract.  The amounts  allocated to the Subaccounts will be invested  in shares of the  corresponding  Series  of SBL Fund.  The  investment performance of the  Subaccounts  will reflect  increases or decreases in the net asset  value  per  share  of the  corresponding  Series  and  any  dividends  or distributions  declared by a Series.  Any  dividends or  distributions  from any
Series  of the Fund  will be  automatically  reinvested  in  shares  of the same
Series,  unless  Security  Benefit,  on behalf of the Separate  Account,  elects otherwise.

   Assets in the  Subaccounts  are divided into  Accumulation  Units,  which are accounting  units of measure  used to calculate  the value of a  Contractowner's interest in a Subaccount.  When you allocate  purchase payments to a Subaccount, your Contract is credited with  Accumulation  Units.  The number of Accumulation
Units to be credited is determined by dividing the dollar amount,  including any
Credit Enhancements, allocated to the particular Subaccount by the price for the
Subaccount as of the end of the Valuation  Period in which the purchase  payment is received.  In addition,  other transactions  including loans, full or partial withdrawals,  transfers,  and assessment of certain charges against the Contract affect the number of  Accumulation  Units credited to a Contract.  The number of units credited or debited in connection with any such  transaction is determined by dividing the dollar amount of such  transaction  by the price of the affected
Subaccount. The price of each Subaccount is determined on each Valuation Date as of the close of the New York Stock  Exchange,  normally 3:00 p.m.  Central time.
Transactions  received after that time on any Valuation Date will be effected at the  Accumulation  Unit Value  determined on the following  Valuation  Date. The price of each  Subaccount  may be determined  earlier if trading on the New York
Stock Exchange is restricted or as permitted by the SEC.

   The number of Accumulation  Units credited to a Contract shall not be changed by any subsequent  change in the value of an  Accumulation  Unit, but the dollar value of an  Accumulation  Unit may vary from  Valuation  Date to Valuation Date depending upon the investment  experience of the Subaccount and charges  against the Subaccount.

   The  price of each  Subaccount's  units  initially  was $10.  The  price of a
Subaccount  on any  Valuation  Date takes into  account the  following:  (1) the investment  performance  of the  Subaccount,  which is based upon the investment performance  of the  corresponding  Series of SBL  Fund,  (2) any  dividends  or distributions paid by the corresponding  Series,  (3) the charges,  if any, that may be assessed by Security  Benefit for taxes  attributable to the operation of the  Subaccount,  (4) the  mortality and expense risk charge under the Contract, and (5) the administration charge under the Contract.

FULL AND PARTIAL WITHDRAWALS -- A Contractowner may make a partial withdrawal of
Contract  Value,  or surrender the Contract for its Withdrawal  Value. A full or partial  withdrawal,  including  a  systematic  withdrawal,  may be  taken  from
Contract  Value at any time while the Owner is living  and  before  the  Annuity
Start Date, subject to limitations under the applicable plan for Qualified Plans and applicable law. A full or partial withdrawal request will be effective as of the  end of the  Valuation  Period  that a  proper  Withdrawal  Request  form is received by Security  Benefit at its Home Office.  A proper  Withdrawal  Request form must include the written  consent of any effective  assignee or irrevocable
Beneficiary, if applicable.

   The  proceeds  received  upon  a  full  withdrawal  will  be  the  Contract's
Withdrawal  Value. The Withdrawal Value is equal to the Contract Value as of the end of the  Valuation  Period during which a proper  Withdrawal  Request form is received by Security Benefit at its Home Office,  less any outstanding  Contract
Debt, any  applicable  withdrawal  charges,  any pro rata account charge and any uncollected  premium  taxes.  If a  withdrawal  is made  pursuant to a waiver of withdrawal  charge,  Security  Benefit will further reduce Contract Value by the amount of any Credit  Enhancements  applied  during the 12 months  preceding the withdrawal.

   Security  Benefit  requires  the  signature  of all Owners on any request for withdrawal,  and a guarantee  of all such  signatures  to effect the transfer or exchange of all or part of the Contract for another  investment.  The  signature guarantee  must be provided by an eligible  guarantor,  such as a bank,  broker, credit union,  national  securities  exchange or savings  association.  Security
Benefit further requires that any request to transfer or exchange all or part of the Contract for another  investment  be made upon a transfer  form  provided by
Security Benefit which is available upon request.

   A partial  withdrawal  may be requested for a specified  percentage or dollar amount of Contract Value.  Each partial  withdrawal must be at least $500 except systematic  withdrawals discussed below. A request for a partial withdrawal will result in a payment by Security  Benefit of the amount  specified in the partial withdrawal  request  provided  there is  sufficient  Contract  Value to meet the request.  Upon payment, the Contract Value will be reduced by an amount equal to the payment and any applicable  withdrawal  charge and premium tax. If a partial withdrawal  is  requested  after the first  Contract  Year that would  leave the
Withdrawal Value in the Contract less than $5,000, Security Benefit reserves the right to treat the partial withdrawal as a request for a full withdrawal.

   Security  Benefit  will  deduct the amount of a partial  withdrawal  from the
Contract  Value in the  Subaccounts  and the  Fixed  Account,  according  to the
Contractowner's  instructions to Security Benefit.  If a Contractowner  does not specify the  allocation,  Security  Benefit will deduct the withdrawal  from the
Contract Value in the  Subaccounts  and the Fixed Account in the same proportion that the  Contract  Value is  allocated  among  the  Subaccounts  and the  Fixed
Account.

   A full or partial  withdrawal,  including  a  systematic  withdrawal,  may be subject to a withdrawal  charge if a withdrawal is made from  purchase  payments that have been held in the Contract for less than seven years and may be subject to a premium tax charge to reimburse Security Benefit for any tax on premiums on a  Contract  that may be  imposed by  various  states  and  municipalities.  See
"Contingent Deferred Sales Charge," page 22, and "Premium Tax Charge," page 24.

   A full or partial withdrawal,  including a systematic withdrawal,  may result in  receipt  of  taxable  income to the Owner  and,  if made  prior to the Owner attaining  age 59 1/2,  may be  subject  to a 10%  penalty  tax.  In the case of
Contracts  issued in connection with retirement plans that meet the requirements of Section 403(b), 408 or 408A of the Internal Revenue Code, reference should be made to the  terms  of the  particular  Qualified  Plan for any  limitations  or
restrictions  on  withdrawals.   For  more  information,  see  "Restrictions  on
Withdrawals from Qualified Plans," page 31. The tax consequences of a withdrawal under the Contract  should be carefully  considered.  See "Federal Tax Matters,"
page 31.

SYSTEMATIC  WITHDRAWALS  -- Security  Benefit  currently  offers a feature under which you may select systematic withdrawals. Under this feature, a Contractowner may elect to receive systematic withdrawals while the Owner is living and before the Annuity  Start Date by sending a properly  completed  Request for  Scheduled
Systematic Payments form to Security Benefit at its Home Office. This option may be elected at any time. A Contractowner may designate the systematic  withdrawal amount as a percentage of Contract  Value  allocated to the  Subaccounts  and/or
Fixed  Account,  as a fixed period,  as level  payments,  as a specified  dollar amount,  as all earnings in the Contract,  or based upon the life  expectancy of the Owner or the Owner and a Beneficiary. A Contractowner also may designate the
desired  frequency  of  the  systematic  withdrawals,   which  may  be  monthly,
quarterly, semiannual or annual. The Contractowner may stop or modify systematic withdrawals upon proper written request received by Security Benefit at its Home
Office at least 30 days in  advance  of the  requested  date of  termination  or modification. A proper request must include the written consent of any effective assignee or irrevocable Beneficiary, if applicable.

   Each systematic withdrawal must be at least $100. Upon payment, your Contract
Value  will be  reduced  by an amount  equal to the  payment  proceeds  plus any applicable  withdrawal  charge and premium tax. Any systematic  withdrawal  that equals or exceeds the Withdrawal Value will be treated as a full withdrawal.  In no event will payment of a systematic  withdrawal  exceed the Withdrawal  Value.
The Contract will automatically  terminate if a systematic withdrawal causes the
Contract's Withdrawal Value to equal zero.

   Security Benefit will effect each systematic  withdrawal as of the end of the
Valuation Period during which the withdrawal is scheduled.  The deduction caused by the systematic  withdrawal,  including any applicable withdrawal charge, will be allocated to the  Contractowner's  Contract Value in the  Subaccounts and the
Fixed Account,  as directed by the  Contractowner.  If a Contractowner  does not specify the allocation,  the systematic  withdrawal will be deducted in the same proportion  that the Contract Value is allocated  among the  Subaccounts and the
Fixed Account.

   Security Benefit may, at any time,  discontinue,  modify, suspend or charge a
fee  for  systematic   withdrawals.   You  should  consider  carefully  the  tax
consequences of a systematic withdrawal, including the 10% penalty tax which may be imposed on  withdrawals  made prior to the Owner  attaining  age 59 1/2.  See
"Federal Tax Matters," page 31.

FREE-LOOK RIGHT -- You may return a Contract within the Free-Look Period,  which is generally a ten-day period beginning when you receive the Contract.  Security
Benefit  will then deem void the  returned  Contract  and will refund to you any purchase  payments  allocated to the Fixed Account.  Security  Benefit will also refund as of the  Valuation  Date on which we receive your Contract any Contract
Value allocated to the Subaccounts, plus any charges deducted from such Contract
Value, less the Contract Value attributable to any Credit Enhancements.

   Some states' laws require us to refund your purchase payments instead of your
Contract  Value.  If your  Contract is  delivered in one of those states and you return your Contract during the Free Look Period,  Security  Benefit will refund purchase payments allocated to the Subaccounts rather than Contract Value.

DEATH  BENEFIT -- If the Owner dies prior to the Annuity  Start  Date,  Security
Benefit will pay the death benefit  proceeds to the Designated  Beneficiary upon receipt of due proof of the Owner's death and instructions  regarding payment to the  Designated  Beneficiary.  If there are  Joint  Owners,  the  death  benefit proceeds  will be payable  upon  receipt  of due proof of death of either  Owner prior to the Annuity Start Date and instructions regarding payment.

   If the  surviving  spouse  of the  deceased  Owner  is  the  sole  Designated
Beneficiary, such spouse may elect to continue the Contract in force, subject to certain limitations.  See "Distribution Requirements" below. If the Owner is not a natural person, the death benefit proceeds will be payable upon receipt of due proof of death of the Annuitant prior to the Annuity Start Date and instructions regarding  payment.  If the  death of the Owner  occurs on or after the  Annuity
Start Date,  any death benefit will be determined  according to the terms of the
Annuity Option. See "Annuity Options," page 26.

   The  death  benefit  proceeds  will  be  the  death  benefit  reduced  by any outstanding  Contract  Debt,  any pro rata  account  charge and any  uncollected premium tax.

   If an Owner dies  during  the  Accumulation  Period,  the amount of the death benefit will be the greater of:

1.  The sum of all purchase payments (not including Credit  Enhancements),  less any reductions caused by previous withdrawals, including withdrawal charges;
    or

2.  The Contract Value on the date due proof of death and instructions regarding payment  are  received  by  Security  Benefit  less any Credit  Enhancements applied during the 12 months prior to the date of the Owner's death.

If you purchased the optional  annual stepped up death benefit and an Owner dies during the  Accumulation  Period,  the amount of your death  benefit will be the greatest of 1 above, 2 above,  or the annual  stepped death benefit.  The annual stepped up death benefit is the largest result for the following  calculation as of the date of receipt of due proof of death and instructions  regarding payment of the death benefit:

o  The largest of 1 or 2 above on any Contract  Anniversary that occurs prior to the oldest Owner attaining age 81, plus

o  Any  purchase  payments  received by Security  Benefit  since the  applicable
   Contract Anniversary; less

o  Any withdrawals and withdrawal charges made since the applicable anniversary;
   less

o  Any Credit  Enhancements  applied during the 12 months  preceding the date of the Owner's death.

   In any event, if an Owner dies during the  Accumulation  Period and due proof of death and instructions regarding payment are not received by Security Benefit at its Home Office within six months of the date of the Owner's death, the death benefit will be Contract Value reduced by any Credit Enhancements applied during the 12 months  prior to the date of the  Owner's  death as  described  in item 2 above.

   The death benefit  proceeds will be paid to the  Designated  Beneficiary in a single sum or under one of the  Annuity  Options,  as elected by the  Designated
Beneficiary.  If the Designated Beneficiary is to receive annuity payments under an Annuity  Option,  there may be limits under  applicable law on the amount and duration  of  payments  that  the  Beneficiary  may  receive,  and  requirements respecting timing of payments.  A tax adviser should be consulted in considering
Annuity  Options.   See  "Federal  Tax  Matters,"  page  31  and   "Distribution
Requirements,"  below for a discussion of the tax  consequences  in the event of death.

DISTRIBUTION   REQUIREMENTS  --  For  Contracts  issued  in  connection  with  a
Non-Qualified  Plan, if the surviving  spouse of the deceased  Owner is the sole
Designated Beneficiary, such spouse may elect to continue this Contract in force until the  earliest of the spouse's  death or the Annuity  Start Date or receive the death benefit proceeds.

   For any  Designated  Beneficiary  other than a surviving  spouse,  only those options may be chosen that  provide for  complete  distribution  of such Owner's interest in the  Contract  within  five years of the death of the Owner.  If the
Designated  Beneficiary is a natural person, that person alternatively can elect to begin receiving  annuity payments within one year of the Owner's death over a period not extending beyond his or her life or life expectancy.  If the Owner of the Contract is not a natural person,  these  distribution  rules are applicable upon the death of or a change in the primary Annuitant.

   For Contracts  issued in connection  with a Qualified  Plan, the terms of the particular  Qualified Plan and the Internal Revenue Code should be reviewed with respect to limitations or restrictions on  distributions  following the death of the Owner or  Annuitant.  Because the rules  applicable  to Qualified  Plans are extremely complex, a competent tax adviser should be consulted.

DEATH OF THE ANNUITANT -- If the Annuitant dies prior to the Annuity Start Date, and the Owner is a natural  person and is not the  Annuitant,  no death  benefit proceeds will be payable under the Contract.  The Owner may name a new Annuitant within  30 days of the  Annuitant's  death.  If a new  Annuitant  is not  named,
Security  Benefit will  designate  the Owner as  Annuitant.  On the death of the
Annuitant after the Annuity Start Date, any guaranteed payments remaining unpaid will continue to be paid to the Designated  Beneficiary  pursuant to the Annuity
Option in force at the date of death.

CHARGES AND DEDUCTIONS

CONTINGENT  DEFERRED  SALES  CHARGE -- Security  Benefit  does not deduct  sales charges  from  purchase  payments  before  allocating  them to  Contract  Value.
However,  except as set forth  below,  Security  Benefit may assess a contingent deferred sales charge (which may also be referred to as a withdrawal  charge) on a full or partial withdrawal, including systematic withdrawals, depending on how long your purchase payments have been held under the Contract.

   Security  Benefit  will waive the  withdrawal  charge on  withdrawals  to the
extent  that  total  withdrawals  in  a  Contract  Year,   including  systematic
withdrawals,  do not  exceed the Free  Withdrawal  amount.  The Free  Withdrawal amount is equal in the first  Contract  Year,  to 10% of purchase  payments made during the year and for any  subsequent  Contract Year, to 10% of Contract Value as of the first day of that Contract Year.

   The withdrawal charge applies to the portion of any withdrawal, consisting of purchase payments and corresponding Credit  Enhancements,  that exceeds the Free
Withdrawal  amount.  The  withdrawal  charge  does not apply to  withdrawals  of earnings. For the purpose of determining any withdrawal charge, Security Benefit deems any withdrawals that are subject to the withdrawal charge to be made first from  purchase  payments and a  proportionate  amount of the  applicable  Credit
Enhancement,  then from earnings. Free withdrawal amounts do not reduce purchase
payments  and  Credit   Enhancements  for  the  purpose  of  determining  future
withdrawal charges.

   The amount of the charge will depend on how long your purchase  payments have
been  held  under  the  Contract.   Each  purchase  payment  you  make  and  its
corresponding  Credit  Enhancement  is  considered  to  have  a  certain  "age,"
depending  on the length of time since the  purchase  payment was  effective.  A purchase  payment is "age one" in the year  beginning  on the date the  purchase payment  is  received  by  Security  Benefit  and  increases  in age  each  year thereafter.  The  withdrawal  charge is  calculated  according to the  following schedule:

                      ===================================
                      PURCHASE PAYMENT AGE     WITHDRAWAL
                           (IN YEARS)            CHARGE
                      -----------------------------------
                                1                  7%
                                2                  7%
                                3                  6%
                                4                  6%
                                5                  5%
                                6                  4%
                                7                  3%
                           8 and over              0%
                      ===================================

   In no event  will the  amount of any  withdrawal  charge,  when added to such charge  previously  assessed  against any amount  withdrawn  from the  Contract, exceed 7% of  purchase  payments  paid and Credit  Enhancements  added under the
Contract. In addition, no withdrawal charge will be imposed upon: (1) payment of death  benefit  proceeds;  or (2) annuity  options that provide for payments for life, or a period of at least 7 years. Subject to insurance department approval, the withdrawal charge also will be waived on a full or partial withdrawal if the
Owner has been  diagnosed  with a terminal  illness,  or upon  confinement  to a hospital or qualified  skilled nursing facility for 90 consecutive days or more.
See "Waiver of  Withdrawal  Charge,"  below.  Security  Benefit  will assess the withdrawal  charge  against the  Subaccounts  and the Fixed  Account in the same proportion as the withdrawal proceeds are allocated.

   Security Benefit pays sales commissions to broker-dealers  and other expenses associated with the promotion and sales of the Contracts.  The withdrawal charge is designed  to  reimburse  Security  Benefit  for these  costs,  although it is expected that actual expenses will be greater than the amount of the charge.  To the extent that all sales  expenses  are not  recovered  from the  charge,  such expenses  may  be  recovered  from  other  charges,  including  amounts  derived indirectly  from the charge for mortality and expense risk.  Broker-dealers  may receive  aggregate  commissions  of up to 5%  of  aggregate  purchase  payments.
Aggregate commission  calculations do not include Credit Enhancements.  Security
Benefit also may pay override payments, expense allowances,  bonuses, wholesaler fees and training allowances.  Registered  representatives earn commissions from the  broker-dealers  with which they are affiliated and such  arrangements  will vary. In addition,  registered  representatives  may be eligible  under programs
adopted  by  Security   Benefit  to  receive  non-cash   compensation   such  as
expense-paid due diligence trips and educational  seminars. No compensation will be  offered  to the  extent  it is  prohibited  by the  laws  of  any  state  or self-regulatory agency, such as the NASD.

WAIVER OF WITHDRAWAL CHARGE -- Security Benefit will waive the withdrawal charge on any full or partial  withdrawal in the event of confinement of the Owner to a hospital or nursing  facility or diagnosis of a terminal  illness,  as discussed below.

   Security Benefit will waive the withdrawal charge in the event of confinement to a hospital or nursing  facility,  provided the following  conditions are met:
(1) the  Contractowner  has been confined to a "hospital" or "qualified  skilled nursing  facility" (as defined on page 4) for at least 90 consecutive days prior to the  date  of the  withdrawal;  (2) the  Contractowner  is so  confined  when
Security  Benefit  receives the waiver  request and became so confined after the date the  Contract  was  issued;  and (3) the request  for waiver  submitted  to
Security Benefit is accompanied by a properly  completed claim form which may be obtained from Security Benefit and a written physician's statement acceptable to
Security Benefit  certifying that such confinement is a medical necessity and is due to illness or infirmity.

   Security  Benefit  will waive the  surrender  charge due to terminal  illness provided  the  following  conditions  are met:  (1) the  Contractowner  has been diagnosed by a licensed  physician with a "terminal illness" (as defined on page
4); (2) such illness was first diagnosed after the Contract was issued;  and (3)
a request for waiver is submitted to Security Benefit  accompanied by a properly completed  claim form that may be obtained from  Security  Benefit and a written statement by a licensed  physician  certifying that the Owner has been diagnosed with a terminal illness and the date such diagnosis was first made.

   In the event of a withdrawal  under these terms you would forfeit all or part
of  any  Credit  Enhancements   applied  during  the  12  months  preceding  the
withdrawal.  The amount of Credit  Enhancements  to be forfeited is a percentage determined  by  dividing  the  amount of the  withdrawal  by the total  purchase payments  made  in the  12  months  preceding  the  withdrawal.  For  example  a withdrawal of $50,000  relative to $100,000 in purchase  payments made in the 12 months  preceding the withdrawal would result in forfeiture of 50% of the Credit
Enhancements  applied during that 12-month period.  The maximum  percentage that may be  forfeited  is 100% of Credit  Enhancements  earned  during the 12 months preceding the withdrawal.

   This  means  you will not keep all or part of any  amounts  we add as  Credit
Enhancements during the 12 months preceding the withdrawal.

   Security Benefit reserves the right to have the  Contractowner  examined by a physician of its choice and at its expense to determine if the  Contractowner is eligible for a waiver.  The waivers are not available in certain  states pending department of insurance approval. If a waiver is later approved by the insurance department of a state,  Security Benefit intends to make the waiver available to all  Contractowners  in that state at that time,  but there can be no  assurance that the waiver will be approved.  The terminal  illness waiver is not available to Contractholders  residing in New Jersey.  Prospective  Contractowners  should contact their agent concerning availability of the waivers in their state.

MORTALITY  AND EXPENSE  RISK CHARGE -- Security  Benefit  deducts a daily charge from the assets of each  Subaccount  for  mortality and expense risks assumed by
Security  Benefit under the Contracts.  The charge is equal to an annual rate of
1.25% of each Subaccount's  average daily net assets. This amount is intended to compensate  Security  Benefit for certain  mortality and expense risks  Security
Benefit assumes in offering and administering the Contracts and in operating the
Subaccounts.

   The  expense  risk is the risk that  Security  Benefit's  actual  expenses in issuing and  administering  the Contracts and operating the Subaccounts  will be more than the charges  assessed for such  expenses.  The mortality risk borne by
Security Benefit is the risk that Annuitants,  as a group, will live longer than
Security  Benefit's  actuarial tables predict.  In this event,  Security Benefit guarantees  that annuity  payments will not be affected by a change in mortality experience  that results in the payment of greater  annuity  income than assumed under the Annuity  Options in the  Contract.  Security  Benefit  also  assumes a mortality risk in connection with the death benefit under the Contract.

   Security  Benefit  may  ultimately  realize a profit  from this charge to the extent it is not needed to cover  mortality  and  administrative  expenses,  but
Security  Benefit may realize a loss to the extent the charge is not sufficient.
Security  Benefit  may use any profit  derived  from this  charge for any lawful purpose, including distribution expenses.

OPTIONAL  ANNUAL  STEPPED UP DEATH BENEFIT  CHARGE -- If you purchase the annual stepped up death  benefit,  Security  Benefit  deducts a daily  charge  from the assets of each  Subaccount  for this benefit equal to an annual rate of 0.20% of each  Subaccount's  average daily net assets.  You may elect this optional death benefit in the  application.  See "Death Benefit," page 21, for a description of the optional annual stepped up death benefit.

ADMINISTRATION  CHARGE -- Security Benefit deducts a daily administration charge equal to an annual rate of 0.15% of each Subaccount's  average daily net assets.
The purpose of this charge is to  reimburse  Security  Benefit for the  expenses
associated   with   administration   of  the  Contracts  and  operation  of  the
Subaccounts.

ACCOUNT   ADMINISTRATION   CHARGE  --  Security   Benefit   deducts  an  account
administration  charge of $30.00 at each annual Contract  anniversary.  Security
Benefit will waive the charge if your  Contract  Value is $50,000 or more on the date the charge is to be deducted.

   The charge will be deducted from the Contract  Value in the  Subaccounts  and the Fixed Account in the same  proportion  that the Contract  Value is allocated among those accounts.

   Security  Benefit  will deduct a pro rata account  administration  charge (1)
upon a full withdrawal;  (2) when the contract has been in force for less than a full  year;  (3) upon the  Annuity  Start Date if one of the  Annuity  Options 1
through  4, 7 or 8 is  chosen;  and (4) upon  payment  of a death  benefit.  The purpose  of the  charge  is to  reimburse  Security  Benefit  for  the  expenses associated with administration of the Contracts.

PREMIUM TAX CHARGE -- Various states and municipalities impose a tax on premiums on annuity contracts received by insurance  companies.  Whether or not a premium tax is imposed  will depend  upon,  among  other  things,  the Owner's  state of residence,  the Annuitant's  state of residence,  and the insurance tax laws and
Security  Benefit's  status in a particular  state.  Security Benefit assesses a premium  tax  charge to  reimburse  itself for  premium  taxes that it incurs in connection with a Contract.  Security Benefit currently deducts this charge upon the Annuity  Start Date or upon full or partial  withdrawal if a premium tax was incurred and is not refundable.  Security  Benefit  reserves the right to deduct premium taxes when due or any time thereafter. Premium tax rates currently range from 0% to 3.5%, but are subject to change by a governmental entity.

OTHER  CHARGES  --  Security  Benefit  may charge  the  Separate  Account or the
Subaccounts for the federal,  state, or local taxes incurred by Security Benefit that are  attributable  to the Separate  Account or the  Subaccounts,  or to the
operations  of  Security  Benefit  with  respect to the  Contracts,  or that are attributable to payment of premiums or acquisition costs under the Contracts. No such charge is currently  assessed.  See "Tax Status of Security Benefit and the
Separate Account" and "Charge for Security Benefit Taxes."

VARIATIONS IN CHARGES -- Security  Benefit may reduce or waive the amount of the contingent  deferred  sales  charge  and  account  administration  charge  for a
Contract  where the  expenses  associated  with the sale of the  Contract or the administrative  and maintenance  costs  associated with the Contract are reduced for reasons  such as the amount of the  initial  purchase  payment or  projected purchase  payments  or the  Contract  is sold  in  connection  with a  group  or sponsored arrangement.

GUARANTEE OF CERTAIN CHARGES -- Security Benefit guarantees that: (1) the charge for  mortality and expense risks will not exceed an annual rate of 1.25% of each
Subaccount's  average daily net assets;  (2) the charge for the optional  annual stepped  up  death  benefit  will not  exceed  an  annual  rate of 0.20% of each
Subaccount's  average daily net assets; (3) the  administration  charge will not exceed an annual rate of 0.15% of each  Subaccount's  average  daily net assets;
and (4) the account administration charge will not exceed $30 per year.

SBL FUND EXPENSES -- Each Subaccount of the Separate Account purchases shares at the net asset value of the  corresponding  Series of SBL Fund.  Each Series' net asset value  reflects the  investment  advisory fee and other  expenses that are deducted from the assets of the Series. These fees and expenses are not deducted from the Subaccounts,  but are paid from the assets of the corresponding Series.
As a result,  the Owner  indirectly  bears a pro rata  portion  of such fees and expenses.  The advisory fees and other  expenses,  if any,  which are more fully described in SBL Fund's  prospectus,  are not specified or fixed under the terms of the Contract.

ANNUITY PERIOD

GENERAL -- You select the  Annuity  Start Date at the time of  application.  The
Annuity Start Date may not be prior to the third annual Contract anniversary and may not be deferred beyond the Annuitant's 90th birthday,  although the terms of a  Qualified  Plan and the laws of  certain  states may  require  that you start annuity  payments at an earlier age. If you do not select an Annuity Start Date, the Annuity Start Date will be the later of the Annuitant's 70th birthday or the tenth annual  Contract  Anniversary.  See  "Selection of an Option," page 27. If there are Joint Annuitants, the birthdate of the older Annuitant will be used to determine the latest Annuity Start Date.

   On the Annuity Start Date, the proceeds under the Contract will be applied to provide an annuity  under one of the  options  described  below.  Each option is available  in  two  forms--either  as  a  variable  annuity  for  use  with  the
Subaccounts or as a fixed annuity for use with the Fixed Account.  A combination variable and fixed annuity is also  available.  Variable  annuity  payments will fluctuate with the investment  performance of the applicable  Subaccounts  while fixed annuity payments will not. Unless you direct  otherwise,  proceeds derived from Contract Value allocated to the  Subaccounts  will be applied to purchase a variable annuity and proceeds derived from Contract Value allocated to the Fixed
Account  will be applied to purchase a fixed  annuity.  The  proceeds  under the
Contract will be equal to your Contract Value in the  Subaccounts  and the Fixed
Account as of the Annuity Start Date,  reduced by any  applicable  premium taxes and withdrawal charges, any outstanding Contract Debt and, for Options 1 through
4, 7 and 8, a pro rata account administration charge, if applicable.

   The Contracts  provide for eight Annuity  Options.  Security Benefit may make other Annuity  Options  available upon request.  Annuity  payments under Annuity
Options 1 through  4, 7 and 8 are based  upon  annuity  rates that vary with the
Annuity Option  selected.  In the case of Options 1 through 4 and 8, the annuity rates will vary based on the age and sex of the  Annuitant,  except  that unisex rates are available  where  required by law. The annuity rates reflect your life expectancy  based upon your age as of the  Annuity  Start Date and your  gender, unless  unisex  rates  apply.  The  annuity  rates  are based  upon the  1983(a)
mortality  table and are adjusted to reflect an assumed  interest  rate of 3.5%, compounded annually.  In the case of Options 5 and 6 as described below, annuity payments are based upon Contract Value without  regard to annuity  rates.  If no
Annuity Option has been selected, annuity payments will be made to the Annuitant under an automatic  option which shall be an annuity payable during the lifetime of the Annuitant with payments guaranteed to be made for 120 months under Option
2.

   Annuity  Options 1 through 4 and 8 provide for payments to be made during the lifetime of the  Annuitant.  Annuity  payments  under such options  cease in the event of the  Annuitant's  death,  unless the option  provides  for a guaranteed minimum number of payments,  for example a life income with guaranteed  payments of 5, 10, 15 or 20 years.  The level of annuity  payments  will be  greater  for shorter  guaranteed periods and less for longer guaranteed  periods.  Similarly, payments  will be  greater  for life  annuities  than  for  joint  and  survivor annuities,  because  payments for life  annuities  are expected to be made for a shorter period.

   You  may  elect  to  receive  annuity  payments  on  a  monthly,   quarterly,
semiannual,  or annual  basis,  although no payments  will be made for less than
$100.  If the  frequency of payments  selected  would result in payments of less than $100, Security Benefit reserves the right to change the frequency.

   You may  designate  or change an  Annuity  Start  Date,  Annuity  Option,  or
Annuitant, provided proper written notice is received by Security Benefit at its
Home  Office at least 30 days prior to the  Annuity  Start Date set forth in the
Contract.  The date  selected as the new Annuity  Start Date must be at least 30 days after the date written notice  requesting a change of Annuity Start Date is received at Security Benefit's Home Office.

   Once annuity payments have commenced under Annuity Options 1 through 4 and 8, an Annuitant or Owner cannot change the Annuity Option and cannot  surrender his or her annuity and receive a lump-sum settlement in lieu thereof.  Under Annuity
Options 5 through 7, full or partial  withdrawals  may be made after the Annuity
Start Date, subject to any applicable  withdrawal charge. The Contract specifies annuity tables for Annuity  Options 1 through 4, 7 and 8, described  below.  The tables contain the guaranteed  minimum dollar amount (per $1,000 applied) of the
FIRST  annuity  payment for a variable  annuity and each  annuity  payment for a fixed annuity.

ANNUITY OPTIONS--

   OPTION 1 -- LIFE INCOME.  Periodic  annuity  payments will be made during the lifetime of the Annuitant. It is possible under this Option for any Annuitant to receive only one annuity payment if the Annuitant's  death occurred prior to the due date of the second annuity  payment,  two if death occurred prior to the due date of the third annuity  payment,  etc. THERE IS NO MINIMUM NUMBER OF PAYMENTS
GUARANTEED  UNDER  THIS  OPTION.  PAYMENTS  WILL  CEASE  UPON  THE  DEATH OF THE
ANNUITANT REGARDLESS OF THE NUMBER OF PAYMENTS RECEIVED.

   OPTION 2 -- LIFE  INCOME WITH  GUARANTEED  PAYMENTS OF 5, 10, 15 OR 20 YEARS.
Periodic annuity payments will be made during the lifetime of the Annuitant with the promise that if, at the death of the Annuitant,  payments have been made for less than a stated period,  which may be five, ten,  fifteen or twenty years, as elected by the Owner, annuity payments will be continued during the remainder of such period to the Designated Beneficiary.  Upon the Annuitant's death after the period certain, no further annuity payments will be made.

   OPTION 3 -- LIFE WITH  INSTALLMENT  OR UNIT REFUND OPTION.  Periodic  annuity payments  will be made  during the  lifetime of the  Annuitant  with the promise that,  if at the death of the  Annuitant,  the number of payments  that has been made is less than the number  determined  by dividing the amount  applied  under this  Option by the  amount  of the  first  payment,  annuity  payments  will be continued to the Designated  Beneficiary  until that number of payments has been made.

   OPTION 4 -- JOINT AND LAST SURVIVOR. Annuity payments will be made as long as either  Annuitant is living.  Upon the death of one Annuitant,  Annuity Payments continue to the  surviving  Annuitant at the same or a reduced  level of 75%, 66
2/3% or 50% of Annuity  Payments as elected by the Owner at the time the Annuity
Option is selected.  With respect to Fixed Annuity  Payments,  the amount of the
Annuity Payment,  and with respect to Variable Annuity  Payments,  the number of
Annuity Units used to determine the Annuity Payment,  is reduced as of the first
Annuity  Payment  following the  Annuitant's  death.  It is possible  under this
Option for only one annuity  payment to be made if both Annuitants died prior to the second annuity payment due date, two if both died prior to the third annuity payment due date, etc. AS IN THE CASE OF OPTION 1, THERE IS NO MINIMUM NUMBER OF
PAYMENTS GUARANTEED UNDER THIS OPTION. PAYMENTS CEASE UPON THE DEATH OF THE LAST
SURVIVING ANNUITANT, REGARDLESS OF THE NUMBER OF PAYMENTS RECEIVED.

   OPTION 5 -- PAYMENTS FOR SPECIFIED PERIOD.  Periodic annuity payments will be made for a fixed  period,  which may be from 5 to 20 years,  as  elected  by the
Owner. If, at the death of all Annuitants, payments have been made for less than the selected  fixed period,  the remaining  unpaid  payments will be paid to the
Designated Beneficiary.

   OPTION 6 -- PAYMENTS OF A SPECIFIED AMOUNT.  Periodic annuity payments of the amount elected by the Owner will be made until Contract Value is exhausted, with the guarantee that, if, at the death of all Annuitants,  all guaranteed payments have  not yet been  made,  the  remaining  unpaid  payments  will be paid to the
Designated Beneficiary.

   OPTION 7 -- PERIOD  CERTAIN.  Periodic  annuity  payments  will be made for a stated  period which may be 5, 10, 15 or 20 years,  as elected by the Owner.  If the Annuitant dies prior to the end of the period,  the remaining  payments will be made to the Designated Beneficiary.

   OPTION 8 -- JOINT AND CONTINGENT  SURVIVOR OPTION.  Periodic annuity payments will be made  during the life of the  primary  Annuitant.  Upon the death of the primary Annuitant,  payments will be made to the contingent Annuitant during his or her life.  If the  contingent  Annuitant  is not living upon the death of the primary Annuitant,  no payments will be made to the contingent Annuitant.  It is possible  under  this  Option  for only one  annuity  payment to be made if both
Annuitants  died prior to the second annuity  payment due date, two if both died prior to the third  annuity  payment due date,  etc. AS IN THE CASE OF OPTIONS 1
AND 4, THERE IS NO MINIMUM  NUMBER OF  PAYMENTS  GUARANTEED  UNDER THIS  OPTION.
PAYMENTS CEASE UPON THE DEATH OF THE LAST SURVIVING ANNUITANT, REGARDLESS OF THE
NUMBER OF PAYMENTS RECEIVED.

   VALUE OF VARIABLE ANNUITY PAYMENTS: ASSUMED INTEREST RATE. The annuity tables which are used to calculate  variable  annuity  payments  for Annuity  Options 1 through 4, 7 and 8 are based on an "assumed  interest rate" of 3.5%,  compounded annually.  Variable  annuity  payments  generally  increase or decrease from one annuity  payment date to the next based upon the  performance  of the applicable
Subaccounts during the interim period adjusted for the assumed interest rate. If the  performance  of the  Subaccount  selected is equal to the assumed  interest rate,  the annuity  payments will remain  constant.  If the  performance  of the
Subaccounts is greater than the assumed interest rate, the annuity payments will increase and if it is less than the assumed  interest rate, the annuity payments will decline. A higher assumed interest rate would mean a higher initial annuity payment but the amount of the annuity  payment  would  increase more slowly in a rising  market (or the amount of the annuity  payment would decline more rapidly in a declining market). A lower assumption would have the opposite effect.

SELECTION OF AN OPTION -- You should  carefully  review the Annuity Options with your  financial  or tax  advisers.  For  Contracts  used  in  connection  with a
Qualified Plan, reference should be made to the terms of the particular plan and the  requirements  of  the  Internal  Revenue  Code  for  pertinent  limitations respecting  annuity  payments and other matters.  For instance,  Qualified Plans generally  require  that  annuity  payments  begin no later  than April 1 of the calendar year  following the year in which the Annuitant  reaches age 70 1/2. In addition,  under a  Qualified  Plan,  the period  elected for receipt of annuity payments  under  Annuity  Options  (other than Life Income)  generally may be no longer than the joint life  expectancy of the Annuitant and  beneficiary  in the year that the Annuitant  reaches age 70 1/2, and must be shorter than such joint life  expectancy if the  beneficiary is not the  Annuitant's  spouse and is more than ten years younger than the Annuitant.

   For a Non-Qualified  Plan, SBL does not allow annuity payments to be deferred beyond the Annuitant's 90th birthday.

THE FIXED ACCOUNT

   You may  allocate  all or a portion of your  purchase  payments  and transfer
Contract Value to the Fixed Account.  Purchase  payments  allocated to the Fixed
Account will earn Credit  Enhancements  on the same basis as those  allocated to the Subaccounts.  Amounts allocated to the Fixed Account become part of Security
Benefit's  General  Account,  which supports  Security  Benefit's  insurance and
annuity   obligations.   The  General  Account  is  subject  to  regulation  and
supervision  by the Kansas  Department  of Insurance  and is also subject to the insurance laws and regulations of other  jurisdictions  in which the Contract is distributed.  In  reliance on certain  exemptive  and  exclusionary  provisions, interests in the Fixed Account have not been registered as securities  under the
Securities  Act of 1933 (the  "1933  Act") and the  Fixed  Account  has not been registered as an investment  company  under the  Investment  Company Act of 1940
(the "1940  Act").  Accordingly,  neither the Fixed  Account  nor any  interests therein are generally subject to the provisions of the 1933 Act or the 1940 Act.
Security Benefit has been advised that the staff of the SEC has not reviewed the disclosure in this Prospectus  relating to the Fixed Account.  This  disclosure, however,  may be subject  to  certain  generally  applicable  provisions  of the federal  securities laws relating to the accuracy and completeness of statements made in the  Prospectus.  This  Prospectus  is generally  intended to serve as a disclosure  document  only for  aspects of a  Contract  involving  the  Separate
Account and contains only selected information  regarding the Fixed Account. For more information regarding the Fixed Account, see "The Contract," page 16.

   Amounts  allocated to the Fixed Account become part of the General Account of
Security  Benefit,  which consists of all assets owned by Security Benefit other than those in the  Separate  Account  and other  separate  accounts  of Security
Benefit.  Subject to applicable law,  Security  Benefit has sole discretion over investment of the assets of its General Account.

INTEREST -- Contract  Value  allocated to the Fixed Account earns  interest at a fixed rate or rates that are paid by Security Benefit. The Contract Value in the
Fixed  Account  earns  interest at an interest  rate that is guaranteed to be at least an  annual  effective  rate of 3% which  will  accrue  daily  ("Guaranteed
Rate").  Such  interest  will  be  paid  regardless  of  the  actual  investment experience  of the Fixed  Account.  In  addition,  Security  Benefit  may in its discretion pay interest at a rate  ("Current  Rate") that exceeds the Guaranteed
Rate.  Security  Benefit will  determine  the Current Rate, if any, from time to time.

   Contract  Value  allocated  or  transferred  to the Fixed  Account  will earn interest at the  Current  Rate,  if any,  in effect on the date such  portion of
Contract Value is allocated or  transferred  to the Fixed  Account.  The Current
Rate paid on any such portion of Contract Value  allocated or transferred to the
Fixed Account will be guaranteed for rolling  periods of one or more years (each a "Guarantee Period").  Security Benefit currently offers only Guarantee Periods of one year. Upon expiration of any Guarantee  Period, a new Guarantee Period of
the same  duration  begins with respect to that portion of Contract  Value which will earn interest at the Current Rate, if any, declared on the first day of the new Guarantee Period.

   Contract Value  allocated or transferred to the Fixed Account at one point in time may be credited  with a different  Current Rate than  amounts  allocated or transferred to the Fixed Account at another point in time. For example,  amounts allocated to the Fixed Account in June may be credited with a different  current rate than  amounts  allocated  to the Fixed  Account in July.  In  addition,  if
Guarantee Periods of different  durations are offered,  Contract Value allocated or transferred  to the Fixed Account for a Guarantee  Period of one duration may be credited with a different  Current Rate than amounts allocated or transferred to the Fixed Account for a Guarantee Period of a different duration.  Therefore, at any time, various portions of your Contract Value in the Fixed Account may be earning  interest at different  Current Rates  depending  upon the point in time such  portions  were  allocated  or  transferred  to the Fixed  Account  and the duration of the Guarantee Period. Security Benefit bears the investment risk for the Contract Value allocated to the Fixed Account and for paying interest at the
Guaranteed Rate on amounts allocated to the Fixed Account.

   For purposes of  determining  the  interest  rates to be credited on Contract
Value in the Fixed  Account,  transfers  from the Fixed Account  pursuant to the
Dollar Cost Averaging or Asset  Reallocation  Options will be deemed to be taken in the following  order: (1) from any portion of Contract Value allocated to the
Fixed Account for which the Guarantee  Period  expires during the calendar month in which the  withdrawal,  loan, or transfer is effected;  (2) then in the order beginning  with that portion of such Contract Value which has the longest amount of time  remaining  before the end of its  Guarantee  Period and (3) ending with that portion which has the least amount of time remaining  before the end of its
Guarantee Period.  For more information about transfers and withdrawals from the
Fixed Account, see "Transfers and Withdrawals From the Fixed Account," below.

DEATH  BENEFIT -- The death benefit under the Contract will be determined in the same fashion for a Contract that has Contract  Value in the Fixed Account as for a Contract  that has Contract  Value  allocated to the  Subaccounts.  See "Death
Benefit," page 21.

CONTRACT  CHARGES  --  Premium  taxes  and the  annual  account  administration, optional annual stepped up death benefit and withdrawal charges will be the same for  Contractowners who allocate purchase payments or transfer Contract Value to the Fixed  Account  as for those who  allocate  purchase  payments  or  transfer
Contract Value to the Subaccounts.  The optional annual stepped up death benefit charge  reduces the level of Current  Interest by the amount of the charge.  The charges for mortality and expense risks and the  administration  charge will not be assessed  against the Fixed  Account,  and any amounts that Security  Benefit pays for income taxes allocable to the  Subaccounts  will not be charged against the Fixed  Account.  In addition,  you will not pay directly or  indirectly  the investment  advisory fees and  operating  expenses of the SBL Fund to the extent
Contract  Value is allocated to the Fixed  Account;  however,  you also will not participate in the investment experience of the Subaccounts.

TRANSFERS AND  WITHDRAWALS  FROM THE FIXED  ACCOUNT -- You may transfer  amounts from the  Subaccounts  to the Fixed  Account  and from the Fixed  Account to the
Subaccounts,  subject to the  following  limitations.  Transfers  from the Fixed
Account are allowed only (1) during the calendar  month in which the  applicable
Guarantee  Period  expires,  (2) pursuant to the Dollar Cost  Averaging  Option, provided that such  transfers are scheduled to be made over a period of not less than one year, and (3) pursuant to the Asset Reallocation Option, provided that, upon  receipt of the Asset  Reallocation  Request,  Contract  Value is allocated among the Fixed Account and the Subaccounts in the  percentages  selected by the
Contractowner  without  violating the  restrictions  on transfers from the Fixed
Account  set forth in (1) above.  Accordingly,  if you desire to  implement  the
Asset Reallocation Option, you should do so at a time when Contract Value may be transferred  from the Fixed  Account to the  Subaccounts  without  violating the restrictions  on transfers from the Fixed  Account.  Once you implement an Asset
Reallocation  Option,  the restrictions on transfers will not apply to transfers made pursuant to the Option.

   The  minimum  amount  that you may  transfer  from the Fixed  Account  to the
Subaccounts  is the lesser of (i) $500 or (ii) the amount of Contract  Value for which the Guarantee  Period  expires in the calendar  month that the transfer is effected.  Transfers of Contract Value pursuant to the Dollar Cost Averaging and
Asset  Reallocation  Options  are not  currently  subject to any  minimums.  The
Company  reserves  the right to limit the  number of  transfers  permitted  each
Contract Year to 14 transfers, to suspend transfers and to limit the amount that may be subject to transfers.

   If purchase payments are allocated (except purchase payments made pursuant to an Automatic Investment Program), or Contract Value is transferred, to the Fixed
Account, any transfers from the Fixed Account in connection with the Dollar Cost
Averaging or Asset Reallocation  Options will automatically  terminate as of the date of such  purchase  payment or  transfer.  You may  reestablish  Dollar Cost
Averaging or Asset  Reallocation  by  submitting  a written  request to Security
Benefit.  However, if for any reason a Dollar Cost Averaging Option is canceled, you may only  reestablish the option after the expiration of the next monthly or quarterly  anniversary  that  corresponds to the period selected in establishing the option.

   You may also make full or partial  withdrawals  to the same  extent as if you had allocated Contract Value to the Subaccounts.  However, no partial withdrawal request will be processed which would result in the withdrawal of Contract Value from  the  Loan  Account.  See  "Full  and  Partial  Withdrawals,"  page  20 and
"Systematic   Withdrawals,"  page  20.  In  addition,  to  the  same  extent  as
Contractowners  with Contract Value in the Subaccounts,  the Owner of a Contract
used in connection with a Qualified Plan may obtain a loan if so permitted under the terms of the Qualified Plan. See "Loans," page 30.

PAYMENTS  FROM THE FIXED  ACCOUNT -- Full and partial  withdrawals,  loans,  and transfers  from the Fixed  Account may be delayed  for up to six months  after a written  request in proper  form is  received  by  Security  Benefit at its Home
Office. During the period of deferral,  interest at the applicable interest rate or rates will  continue to be credited  to the  amounts  allocated  to the Fixed
Account.

MORE ABOUT THE CONTRACT

OWNERSHIP -- The Contractowner is the person named as such in the application or in any later change  shown in Security  Benefit's  records.  While  living,  the
Contractowner  alone has the right to receive  all  benefits  and  exercise  all rights that the Contract grants or Security Benefit allows.  The Owner may be an entity that is not a living  person such as a trust or  corporation  referred to herein as "Non-natural Persons." See "Federal Tax Matters," page 31.

   JOINT  OWNERS.  The  Joint  Owners  will be  joint  tenants  with  rights  of survivorship  and upon the death of an Owner,  the surviving  Owner shall be the sole Owner. Any Contract transaction requires the signature of all persons named jointly.

DESIGNATION  AND CHANGE OF  BENEFICIARY  -- The  Designated  Beneficiary  is the
person having the right to the death benefit,  if any, payable upon the death of the  Owner or  Joint  Owner  during  the  Accumulation  Period.  The  Designated
Beneficiary  is the first person on the following  list who is alive on the date of death of the Owner or the Joint  Owner:  the  Owner;  the  Joint  Owner;  the
Primary Beneficiary; the Secondary Beneficiary; the Annuitant; or if none of the above are alive, the Owner's estate.  The Primary  Beneficiary is the individual named as such in the application or any later change shown in Security Benefit's records.  The Primary Beneficiary will receive the death benefit of the Contract only if he or she is alive on the date of death of both the  Owner and any Joint
Owner during the Accumulation Period.  Because the death benefit of the Contract goes to the first  person on the above list who is alive on the date of death of any  Owner,  careful  consideration  should be given to the  manner in which the
Contract is registered,  as well as the designation of the Primary  Beneficiary.
The  Contractowner  may change  the  Primary  Beneficiary  at any time while the
Contract is in force by written  request on forms  provided by Security  Benefit and  received by  Security  Benefit at its Home  Office.  The change will not be binding on  Security  Benefit  until it is  received  and  recorded  at its Home
Office.  The change will be effective as of the date this form is signed subject to any  payments  made or other  actions  taken by Security  Benefit  before the change is received and recorded. A Secondary Beneficiary may be designated.  The
Owner may  designate a permanent  Beneficiary  whose  rights  under the Contract cannot be changed without his or her consent.

   Reference should be made to the terms of a particular  Qualified Plan and any applicable  law for any  restrictions  or  limitations  on the  designation of a
Beneficiary.  Many qualified  plans do not allow the  designation of any primary beneficiary  except a spouse  unless  the  spouse  consents  and the  consent is witnessed by a plan representative or a Notary Public.

DIVIDENDS  -- The  Contract  does not share in the surplus  earnings of Security
Benefit, and no dividends will be paid.

PAYMENTS  FROM THE  SEPARATE  ACCOUNT -- Security  Benefit  will pay any full or partial  withdrawal  benefit  or death  benefit  proceeds  from  Contract  Value allocated to the Subaccounts,  and will effect a transfer between Subaccounts or from a Subaccount to the Fixed Account on the Valuation Date a proper request is received  at Security  Benefit's  Home  Office.  However,  Security  Benefit can
postpone  the  calculation  or payment of such a payment or  transfer of amounts from the  Subaccounts to the extent  permitted  under  applicable  law, which is currently permissible only for any period:

o  During  which the New York Stock  Exchange  is closed  other  than  customary weekend and holiday closings,

o  During  which  trading  on the New  York  Stock  Exchange  is  restricted  as determined by the SEC,

o  During which an emergency,  as  determined by the SEC,  exists as a result of which  (i)  disposal  of  securities  held  by the  Separate  Account  is not reasonably practicable, or (ii) it is not reasonably practicable to determine the value of the assets of the Separate Account, or

o  For such other  periods as the SEC may by order permit for the  protection of investors.

PROOF OF AGE AND  SURVIVAL  --  Security  Benefit  may  require  proof of age or survival of any person on whose life annuity payments depend.

MISSTATEMENTS  -- If you  misstate  the age or sex of an  Annuitant or age of an
Owner, the correct amount paid or payable by Security Benefit under the Contract shall be such as the Contract  Value would have  provided for the correct age or sex (unless unisex rates apply).

LOANS -- If you own a Contract  issued in connection with a retirement plan that is qualified  under Section 403(b) of the Internal  Revenue Code, you may borrow money under your Contract  using the Contract Value as the only security for the loan. You may obtain a loan by submitting a proper  written  request to Security
Benefit.  A loan must be taken prior to the Annuity Start Date. The minimum loan that may be taken is $1,000.  The maximum  amount of all loans on all  contracts combined is generally  equal to the lesser of: (1) $50,000 reduced by the excess of: (a) the highest  outstanding  loan  balance  within the  preceding  12-month period  ending  on the day  before  the  date  the  loan is  made;  over (b) the outstanding  loan  balance  on the  date  the  loan is  made;  or (2) 50% of the
Contract  Value or $10,000,  whichever  is greater.  The  Internal  Revenue Code requires  aggregation of all loans made to an individual employee under a single employer plan.  However,  since Security  Benefit has no information  concerning outstanding loans with other providers,  we will only use information  available under  annuity  contracts  issued  by  us,  and  you  will  be  responsible  for determining your loan limits  considering loans from other providers.  Reference should be made to the terms of your particular Qualified Plan for any additional loan restrictions.

   When an  eligible  contractowner  takes a loan,  Contract  Value in an amount equal to the loan amount is transferred  from the  Subaccounts  and/or the Fixed
Account into an account called the "Loan Account." Amounts allocated to the Loan
Account  earn 3%,  the  minimum  rate of  interest  guaranteed  under  the Fixed
Account. In addition, 10% of the loaned amount will be held in the Fixed Account as security for the loan and will earn the Current Rate.

   Interest  will be charged  for the loan and will  accrue on the loan  balance from the  effective  date of any  loan.  The loan  interest  rate  will be 5.5%.
Because the Contract  Value  maintained in the Loan Account (which will earn 3%)
will always be equal in amount to the outstanding loan balance,  the net cost of a loan is 2.5%.

   Loans  must be repaid  within  five  years,  unless the loan is to be used to acquire your principal  residence,  in which case the loan must be repaid within
30 years.  You must make loan repayments on at least a quarterly  basis, and you may  prepay  your loan at any time.  Upon  receipt of a loan  payment,  Security
Benefit will transfer  Contract Value from the Loan Account to the Fixed Account and/or the Subaccounts  according to your current  instructions  with respect to purchase  payments in an amount equal to the amount by which the payment reduces the amount of the loan outstanding.

   If you do not make any required  loan payment  within 30 days of the due date for loans with a monthly  repayment  schedule  or within 90 days of the due date for loans with a  quarterly  repayment  schedule,  your total  outstanding  loan balance will be deemed to be in default for tax reporting  purposes.  The entire loan  balance,  with any  accrued  interest,  will be  reported as income to the
Internal  Revenue Service  ("IRS").  Security  Benefit may agree to extend these deadlines for late payments  within any limits  imposed by the IRS  regulations.
Once a loan has gone into  default,  regularly  scheduled  payments  will not be accepted. No new loans will be allowed while a loan is in default. Interest will continue to accrue on a loan in default.  Contract  Value equal to the amount of the  accrued  interest  will  be  transferred  to the  Loan  Account.  If a loan continues to be in default,  the total outstanding  balance may be deducted from
Contract Value upon the Contractowner's  attaining age 59 1/2. The Contract will be automatically terminated if the outstanding loan balance on a loan in default equals or exceeds the Withdrawal  Value.  The proceeds from the Contract will be used to repay the debt and any  applicable  withdrawal  charge.  Because  of the adverse  tax  consequences  associated  with  defaulting  on a loan,  you should carefully  consider your ability to repay the loan and should consult with a tax advisor before requesting a loan.

   While the amount to secure the loan is held in the Loan  Account,  you forego the investment experience of the Subaccounts and the Current Rate of interest on the Fixed Account.  Outstanding Contract Debt will reduce the amount of proceeds paid  upon  full  withdrawal,  upon  payment  of the  death  benefit,  and  upon annuitization.  In addition, no partial withdrawal will be processed which would result in the withdrawal of Contract Value from the Loan Account.

   In the event that you elect to  exchange  your  Contract  for a  contract  of another company, you will need to either pay off your loan prior to the exchange or incur tax  consequences in that you will be deemed to have received a taxable distribution in the amount of the outstanding loan balance.

   You should consult with your tax adviser on the effect of a loan.

   Loans are not  available in certain  states  pending  department of insurance approval.  If loans are later  approved by the insurance  department of a state,
Security  Benefit  intends  to make  loans  available  to all  Owners  of 403(b)
contracts in that state at that time,  but there can be no assurance  that loans
will  be  approved.   Prospective  Contractowners  should  contact  their  agent concerning availability of loans in their state.

RESTRICTIONS ON WITHDRAWALS FROM QUALIFIED PLANS -- Generally,  a Qualified Plan
may not provide for the distribution or withdrawal of amounts  accumulated under the Plan until after a fixed number of years,  the attainment of a stated age or
upon  the  occurrence  of  a  specific  event  such  as  hardship,   disability,
retirement, death or termination of employment. Therefore, if you own a Contract purchased in connection with a Qualified Plan, you may not be entitled to make a full or partial withdrawal,  as described in this Prospectus,  unless one of the above-described conditions has been satisfied. For this reason, you should refer to the terms of your particular  Qualified  Plan, the Internal  Revenue Code and other  applicable law for any limitation or  restriction  on  distributions  and withdrawals, including the 10% penalty tax that may be imposed in the event of a distribution  from a Qualified Plan before the  participant  reaches age 59 1/2.
See the discussion under "Tax Penalties," page 37.

   Section   403(b)  imposes   restrictions   on  certain   distributions   from
tax-sheltered  annuity contracts meeting the requirements of Section 403(b). The restrictions  apply to tax years beginning on or after January 1, 1989.  Section
403(b) requires that distributions from Section 403(b)  tax-sheltered  annuities that are  attributable  to employee  contributions  made after December 31, 1988 under a salary reduction agreement begin only after the employee (i) reaches age
59 1/2, (ii) separates from service,  (iii) dies, (iv) becomes disabled,  or (v)
incurs a hardship.  Furthermore,  distributions  of gains  attributable  to such contributions  accrued  after  December  31,  1988 may not be made on account of hardship.  Hardship,  for this purpose, is generally defined as an immediate and heavy  financial need,  such as paying for medical  expenses,  the purchase of a residence,  paying  certain  tuition  expenses or paying amounts needed to avoid eviction or foreclosure,  that may ONLY be met by the  distribution.  You should also be aware that Internal Revenue Service regulations do not allow you to make any  contributions  to your 403(b)  annuity  contract for a period of six months after a hardship withdrawal.

   If you own a Contract  purchased as a  tax-sheltered  Section  403(b) annuity contract,  you  will  not,  therefore,  be  entitled  to make a full or  partial withdrawal,  as described in this Prospectus,  in order to receive proceeds from the Contract attributable to contributions under a salary reduction agreement or any gains  credited to such Contract  after  December 31, 1988 unless one of the above-described  conditions  has been  satisfied.  In the case of  transfers  of amounts  accumulated  in a different  Section  403(b)  contract to this Contract under a Section 403(b) program, the withdrawal constraints described above would not apply to the amount  transferred to the Contract  designated as attributable to the  Owner's  December  31,  1988  account  balance  under the old  contract, provided  the amounts  transferred  between  contracts  qualified  as a tax-free exchange under the Internal  Revenue Code. An Owner of a Contract may be able to
transfer  the   Contract's   Withdrawal   Value  to  certain  other   investment
alternatives meeting the requirements of Section 403(b) that are available under an employer's Section 403(b) arrangement.

   The  distribution  or  withdrawal  of amounts  under a Contract  purchased in connection  with a Qualified Plan may result in the receipt of taxable income to the Owner or Annuitant  and in some  instances may also result in a penalty tax.
Therefore,  you should carefully consider the tax consequences of a distribution or withdrawal  under a Contract and you should  consult a competent tax adviser.
See "Federal Tax Matters," below.

FEDERAL TAX MATTERS

INTRODUCTION -- The Contract described in this Prospectus is designed for use by individuals  in retirement  plans which may or may not be Qualified  Plans under the  provisions of the Internal  Revenue Code ("Code").  The ultimate  effect of federal income taxes on the amounts held under a Contract,  on annuity payments, and on the economic benefits to the Owner, the Annuitant, and the Beneficiary or other payee will depend upon the type of retirement  plan, if any, for which the
Contract is purchased, the tax and employment status of the individuals involved and a number  of other  factors.  The  discussion  contained  herein  and in the
Statement of Additional  Information is general in nature and is not intended to be an exhaustive discussion of all questions that might arise in connection with a Contract.  It is based upon Security  Benefit's  understanding  of the present federal income tax laws as currently interpreted by the Internal Revenue Service
("IRS"),  and is not intended as tax advice. No representation is made regarding the likelihood of  continuation of the present federal income tax laws or of the current  interpretations by the IRS or the courts. Future legislation may affect annuity contracts adversely.  Moreover, no attempt has been made to consider any applicable  state or other laws.  Because of the inherent  complexity of the tax laws and the  fact  that tax  results  will  vary  according  to the  particular circumstances of the individual involved and, if applicable, the Qualified Plan, a person should consult with a qualified tax adviser regarding the purchase of a
Contract,  the selection of an Annuity  Option under a Contract,  the receipt of annuity payments under a Contract or any other transaction involving a Contract.
SECURITY BENEFIT DOES NOT MAKE ANY GUARANTEE REGARDING THE TAX STATUS OF, OR TAX
CONSEQUENCES  ARISING  FROM,  ANY  CONTRACT  OR ANY  TRANSACTION  INVOLVING  THE
CONTRACT.

TAX STATUS OF SECURITY BENEFIT AND THE SEPARATE ACCOUNT --

   GENERAL.  Security  Benefit  intends to be taxed as a life insurance  company under Part I,  Subchapter L of the Code.  Because the operations of the Separate
Account form a part of Security  Benefit,  Security  Benefit will be responsible for any federal  income taxes that become  payable with respect to the income of the Separate Account and its Subaccounts.

   CHARGE FOR SECURITY BENEFIT TAXES. A charge may be made for any federal taxes incurred by Security Benefit that are attributable to the Separate Account,  the
Subaccounts  or to the  operations  of  Security  Benefit  with  respect  to the
Contracts or attributable to payments,  premiums, or acquisition costs under the
Contracts. Security Benefit will review the question of a charge to the Separate
Account,  the Subaccounts or the Contracts for Security  Benefit's federal taxes periodically.  Charges may become  necessary  if, among other  reasons,  the tax treatment of Security  Benefit or of income and expenses  under the Contracts is ultimately  determined to be other than what Security Benefit currently believes it to be, if there are  changes  made in the  federal  income tax  treatment  of variable  annuities at the insurance  company level,  or if there is a change in
Security Benefit's tax status.

   Under  current  laws,  Security  Benefit  may incur state and local taxes (in addition to premium taxes) in several  states.  At present,  these taxes are not significant.  If there is a  material  change in  applicable  state or local tax laws,  Security Benefit reserves the right to charge the Separate Account or the
Subaccounts  for such taxes,  if any,  attributable  to the Separate  Account or
Subaccounts.

   DIVERSIFICATION  STANDARDS.  Each  Series of the SBL Fund will be required to adhere to  regulations  adopted by the Treasury  Department  pursuant to Section
817(h) of the Code prescribing asset diversification requirements for investment companies whose shares are sold to insurance  company separate  accounts funding variable  contracts.  Pursuant  to  these  regulations,  on the last day of each calendar quarter (or on any day within 30 days thereafter),  no more than 55% of the total assets of a Series may be represented by any one  investment,  no more than 70% may be  represented  by any two  investments,  no more  than 80% may be represented by any three investments, and no more than 90% may be represented by any four  investments.  For purposes of Section  817(h),  securities of a single issuer  generally  are treated as one  investment  but  obligations  of the U.S.
Treasury and each U.S.  Governmental  agency or  instrumentality  generally  are treated as securities of separate  issuers.  The Separate  Account,  through the
Series,  intends  to comply  with the  diversification  requirements  of Section
817(h).

   In  certain  circumstances,  owners  of  variable  annuity  contracts  may be considered  the owners,  for federal  income tax purposes,  of the assets of the separate account used to support their contracts. In those circumstances, income and gains from the separate  account  assets would be includable in the variable contractowner's  gross  income.  The IRS has stated in published  rulings that a variable  contractowner  will be considered the owner of separate account assets if the contractowner  possesses  incidents of ownership in those assets, such as the  ability to  exercise  investment  control  over the  assets.  The  Treasury
Department  also  announced,  in  connection  with the  issuance of  regulations concerning  diversification,  that those  regulations  "do not provide  guidance concerning the  circumstances  in which investor control of the investments of a segregated  asset  account may cause the  investor  (i.e.,  the  Contractowner), rather than the insurance  company,  to be treated as the owner of the assets in the account." This announcement also stated that guidance would be issued by way of regulations or rulings on the "extent to which policyholders may direct their investments  to  particular  subaccounts  without being treated as owners of the underlying assets." As of the date of this Prospectus, no such guidance has been issued.

   The  ownership  rights under the  Contract  are similar to, but  different in certain  respects  from,  those  described by the IRS in rulings in which it was determined that  policyowners  were not owners of separate  account assets.  For example,  the  Contractowner has additional  flexibility in allocating  purchase payments and Contract Values.  These differences could result in a Contractowner being  treated as the owner of a pro rata  portion of the assets of the Separate
Account. In addition,  Security Benefit does not know what standards will be set forth, if any, in the  regulations or rulings which the Treasury  Department has stated it expects to issue.  Security  Benefit  therefore  reserves the right to modify  the  Contract,  as  it  deems  appropriate,  to  attempt  to  prevent  a
Contractowner  from being considered the owner of a pro rata share of the assets of the Separate Account.  Moreover, in the event that regulations or rulings are adopted,  there can be no  assurance  that the Series will be able to operate as currently  described  in the  Prospectus,  or that the SBL Fund will not have to change any Series' investment objective or investment policies.

INCOME  TAXATION OF ANNUITIES IN  GENERAL--NON-QUALIFIED  PLANS -- Section 72 of
the Code governs the taxation of annuities.  In general,  a Contractowner is not taxed on  increases  in value  under an  annuity  contract  until  some  form of distribution is made under the contract.  However,  the increase in value may be subject to tax currently under certain  circumstances.  See "Contracts  Owned by
Non-Natural  Persons"  on  page  34  and   "Diversification   Standards"  above.
Withholding of federal income taxes on all  distributions may be required unless a recipient who is eligible elects not to have any amounts withheld and properly notifies Security Benefit of that election.

   SURRENDERS OR  WITHDRAWALS  PRIOR TO THE ANNUITY START DATE.  Code Section 72
provides  that amounts  received upon a total or partial  withdrawal  (including systematic  withdrawals)  from a  Contract  prior  to  the  Annuity  Start  Date generally  will be treated as gross  income to the extent that the cash value of the Contract immediately before the withdrawal (determined without regard to any surrender charge in the case of a partial withdrawal) exceeds the "investment in the  contract."  The  "investment  in the contract" is that portion,  if any, of purchase  payments  paid  under  a  Contract  less  any  distributions  received previously  under the Contract  that are  excluded  from the  recipient's  gross income.  The taxable portion is taxed at ordinary income tax rates. For purposes of this  rule,  a pledge or  assignment  of a  contract  is treated as a payment received on account of a partial withdrawal of a Contract.

   SURRENDERS OR WITHDRAWALS ON OR AFTER THE ANNUITY START DATE. Upon a complete surrender,  the  receipt is  taxable  to the  extent  that the cash value of the
Contract  exceeds the  investment in the Contract.  The taxable  portion of such payments will be taxed at ordinary income tax rates.

   For fixed annuity payments,  the taxable portion of each payment generally is determined by using a formula known as the "exclusion  ratio," which establishes the ratio that the investment in the Contract bears to the total expected amount of annuity payments for the term of the Contract.  That ratio is then applied to each payment to determine the non-taxable portion of the payment.  The remaining portion of each payment is taxed at ordinary income rates.  For variable annuity payments,  the taxable  portion of each payment is determined by using a formula known as the "excludable  amount," which establishes the non-taxable  portion of each payment. The non-taxable portion is a fixed dollar amount for each payment, determined by dividing the  investment in the Contract by the number of payments to be made. The remainder of each variable annuity payment is taxable.  Once the excludable  portion of annuity  payments  to date equals the  investment  in the
Contract, the balance of the annuity payments will be fully taxable.

   PENALTY TAX ON CERTAIN  SURRENDERS AND  WITHDRAWALS.  With respect to amounts withdrawn or distributed  before the taxpayer  reaches age 59 1/2, a penalty tax is imposed  equal to 10% of the portion of such amount  which is  includable  in gross income.  However,  the penalty tax is not applicable to  withdrawals:  (i)
made  on or  after  the  death  of the  owner  (or  where  the  owner  is not an individual,  the  death  of  the  "primary  annuitant,"  who is  defined  as the individual  the events in whose life are of primary  importance in affecting the timing and amount of the payout under the Contract);  (ii)  attributable  to the taxpayer's  becoming  totally  disabled  within  the  meaning  of  Code  Section
72(m)(7);  (iii)  which are part of a series  of  substantially  equal  periodic payments  (not  less  frequently  than  annually)  made  for the  life  (or life expectancy) of the taxpayer,  or the joint lives (or joint life expectancies) of the taxpayer and his or her beneficiary;  (iv) from certain qualified plans; (v)
under a so-called  qualified  funding asset (as defined in Code Section 130(d));
(vi) under an immediate  annuity  contract;  or (vii) which are  purchased by an employer on termination  of certain types of qualified  plans and which are held by the employer until the employee separates from service.

   If the penalty tax does not apply to a surrender or withdrawal as a result of the application of item (iii) above, and the series of payments are subsequently modified  (other than by reason of death or  disability),  the tax for the first year in which the modification occurs will be increased by an amount (determined by the  regulations)  equal to the tax that would have been imposed but for item
(iii) above,  plus interest for the deferral period,  if the modification  takes place (a) before  the close of the  period  which is five years from the date of the first  payment and after the taxpayer  attains age 59 1/2, or (b) before the taxpayer reaches age 59 1/2.

ADDITIONAL CONSIDERATIONS--

   DISTRIBUTION-AT-DEATH RULES. In order to be treated as an annuity contract, a contract  must provide the following two  distribution  rules:  (a) if any owner dies on or after the Annuity Start Date,  and before the entire  interest in the
Contract has been  distributed,  the  remainder of the owner's  interest will be distributed  at least as quickly as the method in effect on the  owner's  death;
and (b) if any owner dies before the Annuity Start Date, the entire  interest in the Contract must generally be  distributed  within five years after the date of death, or, if payable to a designated  beneficiary,  must be annuitized over the life of that  designated  beneficiary or over a period not extending  beyond the life expectancy of that  beneficiary,  commencing within one year after the date of death of the owner. If the sole  designated  beneficiary is the spouse of the deceased owner,  the Contract  (together with the deferral of tax on the accrued and future  income  thereunder)  may be  continued  in the name of the spouse as owner.

   Generally,  for purposes of determining when  distributions  must begin under the foregoing rules, where an owner is not an individual,  the primary annuitant is considered the owner. In that case, a change in the primary annuitant will be treated as the death of the owner.  Finally,  in the case of joint  owners,  the distribution-at-death  rules will be applied by treating  the death of the first owner  as the  one to be  taken  into  account  in  determining  generally  when distributions  must  commence,  unless the sole  Designated  Beneficiary  is the deceased owner's spouse.

   GIFT OF ANNUITY CONTRACTS.  Generally,  gifts of non-tax qualified  Contracts prior to the Annuity  Start Date will  trigger tax on the gain on the  Contract, with the donee getting a stepped-up basis for the amount included in the donor's income. The 10% penalty tax and gift tax also may be applicable.  This provision does not apply to transfers between spouses or incident to a divorce.

   CONTRACTS  OWNED  BY  NON-NATURAL  PERSONS.  If the  Contract  is  held  by a non-natural  person (for  example,  a  corporation)  the income on that Contract
(generally  the increase in net surrender  value less the purchase  payments) is includable  in  taxable  income  each  year.  The rule does not apply  where the
Contract is acquired by the estate of a decedent,  where the Contract is held by certain types of  retirement  plans,  where the Contract is a qualified  funding asset for structured  settlements,  where the Contract is purchased on behalf of an  employee  upon  termination  of a  qualified  plan,  and in the  case  of an immediate annuity.  An annuity contract held by a trust or other entity as agent for a natural person is considered held by a natural person.

   MULTIPLE  CONTRACT  RULE.  For  purposes  of  determining  the  amount of any distribution  under Code Section 72(e) (amounts not received as annuities)  that is includable in gross income, all Non-Qualified annuity contracts issued by the same  insurer  to the same  Contractowner  during  any  calendar  year are to be aggregated and treated as one contract. Thus, any amount received under any such contract  prior  to  the  contract's  Annuity  Start  Date,  such  as a  partial surrender,  dividend,  or loan, will be taxable (and possibly subject to the 10%
penalty tax) to the extent of the combined income in all such contracts.

   In  addition,  the  Treasury  Department  has broad  regulatory  authority in applying this provision to prevent avoidance of the purposes of this rule. It is possible that, under this authority, the Treasury Department may apply this rule to amounts  that are paid as  annuities  (on and after the  Annuity  Start Date)
under annuity  contracts issued by the same company to the same owner during any calendar  year.  In this case,  annuity  payments  could be fully  taxable  (and possibly subject to the 10% penalty tax) to the extent of the combined income in all such  contracts and  regardless of whether any amount would  otherwise  have been excluded from income because of the "exclusion ratio" under the contract.

   POSSIBLE TAX CHANGES.  In recent  years,  legislation  has been proposed that would have adversely modified the federal taxation of certain  annuities.  There is always the  possibility  that the tax treatment of annuities  could change by legislation  or other  means  (such as IRS  regulations,  revenue  rulings,  and judicial decisions).  Moreover,  although unlikely, it is also possible that any legislative change could be retroactive (that is, effective prior to the date of such change).

   TRANSFERS, ASSIGNMENTS OR EXCHANGES OF A CONTRACT. A transfer of ownership of a Contract,  the designation of an Annuitant,  Payee or other Beneficiary who is not also the Owner, the selection of certain Annuity Start Dates or the exchange of a Contract may result in certain tax  consequences  to the Owner that are not
discussed  herein.  An  Owner  contemplating  any  such  transfer,   assignment,
selection or exchange should contact a competent tax adviser with respect to the potential effects of such a transaction.

QUALIFIED  PLANS -- The Contract may be used with Qualified  Plans that meet the requirements of Section  403(b),  408 or 408A of the Code. If you are purchasing the Contract as an  investment  vehicle for one of these  Qualified  Plans,  you should  consider that the Contract does not provide any additional tax advantage beyond that already available through the Qualified Plan. However,  the Contract does offer  features  and benefits in addition to  providing  tax deferral  that other  investments may not offer,  including  death benefit  protection for your beneficiaries  and annuity options which  guarantee  income for life. You should consult with your financial  professional as to whether the overall benefits and costs of the Contract are appropriate  considering your  circumstances.  The tax rules  applicable to  participants in such Qualified Plans vary according to the type of plan and the terms and conditions of the plan itself. No attempt is made herein to provide  more than general  information  about the use of the Contract with the various types of Qualified Plans.  These Qualified Plans may permit the purchase of the  Contracts to  accumulate  retirement  savings  under the plans.
Adverse tax or other legal  consequences  to the plan, to the  participant or to both may result if this Contract is assigned or transferred to any individual as a means to provide  benefit  payments,  unless the plan  complies with all legal requirements  applicable  to such  benefits  prior to transfer of the  Contract.
Contractowners,  Annuitants, and Beneficiaries, are cautioned that the rights of any  person to any  benefits  under such  Qualified  Plans may be subject to the terms and  conditions  of the plans  themselves  or limited by  applicable  law, regardless  of the terms and  conditions  of the Contract  issued in  connection therewith. For example, Security Benefit may accept beneficiary designations and payment  instructions  under the  terms of the  Contract  without  regard to any spousal consents that may be required under the plan or the Employee  Retirement
Income Security Act of 1974 (ERISA). Consequently, a Contractowner's Beneficiary
designation or elected payment option may not be enforceable.

   The  amounts  that may be  contributed  to  Qualified  Plans are  subject  to limitations  that  vary  depending  on the  type of  Plan.  In  addition,  early distributions  from most Qualified Plans may be subject to penalty taxes, or for
certain  plans,   could  cause  the  Plan  to  be   disqualified.   Furthermore,
distributions   from  most  Qualified  Plans  are  subject  to  certain  minimum distribution  rules.  Failure  to  comply  with  these  rules  could  result  in disqualification of the Plan or subject the Owner or Annuitant to penalty taxes.
As a result,  the  minimum  distribution  rules may  limit the  availability  of certain Annuity  Options to certain  Annuitants and their  beneficiaries.  These
requirements  may  not  be  incorporated   into  Security   Benefit's   Contract
administration   procedures.   Owners,   participants  and   beneficiaries   are
responsible  for  determining  that   contributions,   distributions  and  other
transactions with respect to the Contracts comply with applicable law.

   The following are brief  descriptions of the various types of Qualified Plans and the use of the Contract therewith:

   SECTION  403(B).  Code Section  403(b)  permits  public school  employees and
employees  of  certain  types  of   charitable,   educational   and   scientific
organizations  specified in Section  501(c)(3)  of the Code to purchase  annuity contracts,  and,  subject  to  certain  limitations,  to  exclude  the amount of purchase  payments  from gross  income for tax  purposes.  The  Contract  may be purchased in connection with a Section 403(b) annuity program.

   Section 403(b)  annuities must generally be provided under a plan which meets certain minimum  participation,  coverage,  and nondiscrimination  requirements.
Each  employee's  interest in a  retirement  plan  qualified  under Code Section
403(b) must generally be  distributed or begin to be distributed  not later than
April 1 of the calendar  year  following the later of the calendar year in which the employee reaches age 70 1/2 or retires ("required beginning date"). Periodic distributions  must not extend  beyond the life of the  employee or the lives of the employee and a designated beneficiary (or over a period extending beyond the life expectancy of the employee or the joint life expectancy of the employee and a designated beneficiary).

   If an employee dies before  reaching his or her required  beginning date, the employee's entire interest in the plan must generally be distributed within five years of the  employee's  death.  However,  the  five-year  rule  will be deemed satisfied,  if  distributions  begin  before  the  close  of the  calendar  year following the year of the employee's  death to a designated  beneficiary and are made over the life of the beneficiary (or over a period not extending beyond the life  expectancy  of the  beneficiary).  If the  designated  beneficiary  is the employee's  surviving  spouse,  distributions  may be delayed until the employee would have reached age 70 1/2.

   If an employee dies after  reaching his or her required  beginning  date, the employee's  interest  in the plan  must  generally  be  distributed  at least as rapidly  as under  the  method  of  distribution  in  effect  at the time of the employee's death.

   A  Section   403(b)   annuity   contract  may  be  purchased   with  employer
contributions,  employee  contributions  or a combination of both. An employee's rights under a Section  403(b)  contract must be  nonforfeitable.  Prior to 2002 numerous  limitations  applied to the amount of contributions that could be made to a Section 403(b) annuity contract.  These limitations were referred to as the
"maximum  exclusion  allowance".  Beginning  in  2002,  the  "maximum  exclusion allowance" limitation on Section 403(b) annuity  contributions is repealed.  The new  applicable  limit is similar to the limits on  contributions  to  qualified retirement  plans and  depends  upon,  among other  things,  whether the annuity contract is purchased with employer or employee contributions.

   Amounts used to purchase  Section 403(b)  annuities  generally are excludable from the taxable income of the employee.  As a result,  all  distributions  from such annuities are normally taxable in full as ordinary income to the employee.

   A Section 403(b) annuity  contract must prohibit the distribution of employee contributions  (including earnings thereon) until the employee:  (i) attains age
59 1/2, (ii) terminates  employment;  (iii) dies; (iv) becomes disabled;  or (v)
incurs a financial  hardship  (earnings may not be  distributed  in the event of hardship).

   Distributions  from a Section 403(b)  annuity  contract may be eligible for a tax-free rollover to another eligible  retirement plan,  including an individual retirement account or annuity (IRA). See "Rollovers" page 36.

   SECTIONS 408 AND 408A. INDIVIDUAL  RETIREMENT  ANNUITIES.  Section 408 of the
Code permits eligible  individuals to establish  individual  retirement programs through the purchase of Individual  Retirement Annuities  ("traditional  IRAs").
The Contract may be  purchased as an IRA. The IRAs  described in this  paragraph are called "traditional IRAs" to distinguish them from the new "Roth IRAs" which became available in 1998. (Roth IRAs are described below.)

   IRAs are subject to  limitations on the amount that may be  contributed,  the persons who may be eligible and on the time when  distributions  must  commence.
Depending  upon  the  circumstances  of  the  individual,   contributions  to  a
traditional IRA may be made on a deductible or  non-deductible  basis.  IRAs may not be transferred,  sold,  assigned,  discounted or pledged as collateral for a loan or other obligation. The annual premium for an IRA may not be fixed and may not  exceed  (except  in  the  case  of a  rollover  contribution)  100%  of the individual's  taxable  compensation or the applicable  dollar amount as shown in the table below:

                         ==============================
                              TAX YEAR           AMOUNT
                         ------------------------------
                              2002-2004          $3,000
                              2005-2007          $4,000
                         2008 and thereafter     $5,000
                         ==============================

Any refund of premium  must be applied to the payment of future  premiums or the purchase  of  additional  benefits.  If an  individual  is age 50 or  over,  the individual may make an additional catch-up  contribution to a traditional IRA of
$500 during the tax years of  2002-2005,  or $1,000 for the 2006 tax year or any tax year  thereafter.  However,  if the  individual  is covered  by an  employer retirement  plan, the amount of the  contribution to a traditional IRA which may be deducted will be reduced or eliminated if the individual's  modified adjusted gross income  exceeds  certain  amounts  ($54,000 for a married  couple filing a joint  return and $34,000 for a single  taxpayer in 2002,  $60,000 for a married couple filing a joint return and $40,000 for a single  taxpayer in 2003). If the individual's spouse is covered by an employer retirement plan but the individual is  not,  the  individual  may  be  able  to  deduct  those  contributions  to a traditional  IRA;  however,  the deduction  will be reduced or eliminated if the adjusted gross income on a joint return exceeds $150,000.

   Sale of the Contract for use with IRAs may be subject to special requirements imposed by the Internal  Revenue  Service.  Purchasers  of the Contract for such purposes will be provided with such supplementary information as may be required by the Internal Revenue Service or other appropriate  agency,  and will have the right to revoke the Contract under certain circumstances. See the IRA Disclosure
Statement that accompanies this Prospectus.

   In general, traditional IRAs are subject to minimum distribution requirements similar to those  applicable to retirement  plans qualified under Section 403(b)
of the Code;  however,  the  required  beginning  date for  traditional  IRAs is
generally   the  date   that  the   Contractowner   reaches   age  70   1/2--the
Contractowner's  retirement  date,  if any,  will not affect his or her required beginning  date. See "Section  403(b)" on page 35.  Distributions  from IRAs are generally  taxed under Code  Section 72.  Under these  rules,  a portion of each distribution  may be  excludable  from income.  The amount  excludable  from the individual's income is the amount of the distribution which bears the same ratio as the  individual's  nondeductible  contributions  bears to the expected return under the IRA.

   Distributions  of  deductible,  pre-tax  contributions  and  earnings  from a traditional  IRA  may  be  eligible  for a  tax-free  rollover  to  an  eligible retirement  plan,  including  another  traditional  IRA.  In  certain  cases,  a distribution of  non-deductible  contributions or other after-tax amounts from a traditional  IRA may be eligible to be rolled over to another  traditional  IRA.
See "Rollovers," page 36.

   ROTH IRAS. Section 408A of the Code permits eligible individuals to establish a Roth IRA. The Contract may be purchased as a Roth IRA. Contributions to a Roth
IRA are not deductible,  but withdrawals that meet certain  requirements are not subject  to  federal  income tax on either  the  original  contributions  or any earnings.  Sale of the Contract for use with Roth IRAs may be subject to special requirements imposed by the Internal Revenue Service. Purchasers of the Contract
for such purposes will be provided with such supplementary information as may be required by the Internal Revenue Service or other appropriate  agency,  and will have the right to revoke  the  Contract  under  certain  requirements.  Unlike a traditional  IRA,  Roth IRAs are not  subject to minimum  required  distribution rules  during  the  Contractowner's  lifetime.  Generally,  however,  the amount remaining  in a Roth  IRA  after  the  Contractowner's  death  must  begin to be distributed by the end of the first calendar year after death, and made over the beneficiary's life expectancy.  If there is no beneficiary,  or if distributions are  delayed,  the  amount  must be  distributed  by the end of the  fifth  full calendar year after death of the Contractowner.

   The Internal Revenue Service has not reviewed the Contract for  qualification as a Roth IRA and has not addressed in a ruling of general applicability whether a death benefit  provision  such as the provision in the Contract  comports with
Roth IRA qualification requirements.

   ROLLOVERS.  A "rollover" is the tax-free  transfer of a distribution from one
"eligible  retirement plan" to another.  Distributions which are rolled over are not included in the individual's gross income until some future time.

   If any  portion of the  balance to the credit of a  participant  in a Section
403(b) plan is paid to the  participant in an "eligible  rollover  distribution"
and the participant transfers any portion of the amount received to an "eligible retirement plan," then the amount so transferred is not includable in income. An
"eligible  rollover  distribution"  generally means any distribution that is not one of a series of periodic payments made for the life of the distributee or for a  specified  period of at least ten years.  In  addition,  a  required  minimum distribution  and  certain  corrective  distributions  will  not  qualify  as an eligible rollover  distribution.  A rollover must be made directly between plans
60 days after receipt of the distribution.

   An "eligible retirement plan" will be another retirement plan qualified under a Section 403(b) plan, a traditional  individual  retirement  account or annuity described in Code Section 408.

   A Section  403(b) plan must  generally  provide a  participant  receiving  an eligible rollover distribution,  the option to have the distribution transferred directly to another eligible retirement plan.

   TAX PENALTIES.  PREMATURE  DISTRIBUTION TAX.  Distributions  from a Qualified
Plan  before the  participant  reaches  age 59 1/2 are  generally  subject to an additional tax equal to 10% of the taxable portion of the distribution.  The 10%
penalty tax does not apply to  distributions:  (i) made on or after the death of the employee;  (ii) attributable to the employee's  disability;  (iii) which are part of a series  of  substantially  equal  periodic  payments  made  (at  least annually) for the life (or life  expectancy)  of the employee or the joint lives
(or joint life  expectancies)  of the employee and a designated  beneficiary and which, for Qualified Plans other than IRAs, begin after the employee  terminates employment;  (iv) made to an employee  after  termination  of  employment  after reaching  age 55; (v) made to pay for certain  medical  expenses;  (vi) that are exempt  withdrawals  of an excess  contribution;  (vii)  that is rolled  over or transferred in accordance with Code requirements;  or (viii) that is transferred pursuant to a decree of divorce or separate  maintenance  or written  instrument incident to such a decree.

   The  exception  to the 10%  penalty tax  described  in item (iv) above is not applicable to IRAs. However, distributions from an IRA to unemployed individuals can be made without  application of the 10% penalty tax to pay health  insurance premiums  in  certain  cases.  There are two  additional  exceptions  to the 10%
penalty tax on withdrawals from IRAs before age 59 1/2:  withdrawals made to pay
"qualified"  higher  education  expenses  and  withdrawals  made to pay  certain
"eligible first-time home buyer expenses."

   MINIMUM  DISTRIBUTION TAX. If the amount distributed from a Qualified Plan is less than the minimum  required  distribution  for the year, the  participant is subject to a 50% tax on the amount that was not properly distributed.

   WITHHOLDING.   Periodic   distributions  (e.g.,   annuities  and  installment
payments) from a Qualified Plan that will last for a period of ten or more years are generally  subject to voluntary income tax withholding.  The amount withheld on such periodic  distributions  is determined at the rate  applicable to wages.
The  recipient  of a  periodic  distribution  may  generally  elect  not to have withholding apply.

   Nonperiodic  distributions  (e.g.,  lump sums and  annuities  or  installment payments of less than ten years)  from a  Qualified  Plan (other than IRA plans)
are  generally  subject to mandatory  20% income tax  withholding.  However,  no withholding is imposed if the  distribution  is transferred  directly to another eligible  Qualified Plan.  Nonperiodic  distributions from an IRA are subject to income tax  withholding at a flat 10% rate. The recipient of such a distribution may elect not to have withholding apply.

   The above description of the federal income tax consequences of the different types of  Qualified  Plans which may be funded by the  Contract  offered by this
Prospectus is only a brief summary and is not intended as tax advice.  The rules governing  the  provisions of Qualified  Plans are  extremely  complex and often difficult to comprehend.  Anything less than full compliance with the applicable rules, all of which are subject to change, may have adverse tax consequences.  A prospective  Contractowner considering adoption of a Qualified Plan and purchase of a Contract in  connection  therewith  should  first  consult a qualified  and competent  tax  adviser,  with regard to the  suitability  of the Contract as an investment vehicle for the Qualified Plan.

OTHER INFORMATION

VOTING OF SBL FUND SHARES --  Security  Benefit is the legal owner of the shares of SBL Fund held by the  Subaccounts.  Security  Benefit  will  exercise  voting rights  attributable  to the  shares  of each  Series  of the  Fund  held in the
Subaccounts at any regular and special  meetings of the shareholders of the Fund on matters requiring  shareholder  voting under the 1940 Act. In accordance with its view of presently  applicable law, Security Benefit will exercise its voting rights based on instructions received from persons having the voting interest in
corresponding  Subaccounts.   However,  if  the  1940  Act  or  any  regulations
thereunder should be amended,  or if the present  interpretation  thereof should change, and as a result Security Benefit determines that it is permitted to vote the shares of the SBL Fund in its own right, it may elect to do so.

   The person having the voting  interest under a Contract is the Owner.  Unless otherwise  required  by  applicable  law,  the number of shares of a  particular
Series as to which  voting  instructions  may be given to  Security  Benefit  is determined by dividing your Contract Value in the corresponding  Subaccount on a particular  date by the net asset  value per share of the  Series as of the same date.  Fractional votes will be counted.  The number of votes as to which voting instructions  may be given will be determined as of the same date established by
SBL Fund for  determining  shareholders  eligible  to vote at the meeting of the
Fund. If required by the SEC,  Security  Benefit reserves the right to determine in a different fashion the voting rights attributable to the shares of SBL Fund.
Voting instructions may be cast in person or by proxy.

   Voting rights  attributable  to your Contract Value in a Subaccount for which no timely voting  instructions are received will be voted by Security Benefit in the same  proportion  as the voting  instructions  that are received in a timely manner for all Contracts participating in that Subaccount. Security Benefit will also  exercise  the voting  rights from assets in each  Subaccount  that are not otherwise attributable to Contractowners,  if any, in the same proportion as the voting  instructions  that are  received  in a timely  manner for all  Contracts participating in that Subaccount.

SUBSTITUTION OF INVESTMENTS -- Security Benefit  reserves the right,  subject to compliance with the law as then in effect, to make additions to, deletions from, substitutions  for,  or  combinations  of the  securities  that  are held by the
Separate  Account  or  any  Subaccount  or  that  the  Separate  Account  or any
Subaccount  may  purchase.  If  shares  of any or all of the  Series of SBL Fund should no longer be available for investment,  or if Security Benefit management believes  further  investment  in shares of any or all of the Series of SBL Fund should become  inappropriate  in view of the purposes of the Contract,  Security
Benefit may  substitute  shares of another  Series of SBL Fund or of a different fund for shares  already  purchased,  or to be purchased in the future under the
Contract.  Security  Benefit may also purchase,  through the  Subaccount,  other securities  for other  classes  or  contracts,  or permit a  conversion  between classes of contracts on the basis of requests made by Owners.

   In connection  with a substitution  of any shares  attributable to an Owner's interest in a Subaccount or the Separate Account,  Security Benefit will, to the extent required under applicable law, provide notice, seek Owner approval,  seek prior  approval  of the SEC,  and  comply  with the  filing or other  procedures established by applicable state insurance regulators.

   Security Benefit also reserves the right to establish additional  Subaccounts of the  Separate  Account  that  would  invest in a new Series of SBL Fund or in shares of  another  investment  company,  a series  thereof,  or other  suitable investment  vehicle.  Security Benefit may establish new Subaccounts in its sole discretion,  and will determine whether to make any new Subaccount  available to existing  Owners.  Security  Benefit may also  eliminate  or combine one or more
Subaccounts if, in its sole discretion, marketing, tax, or investment conditions so warrant.

   Subject to compliance  with  applicable  law,  Security  Benefit may transfer assets to the General Account. Security Benefit also reserves the right, subject to any required  regulatory  approvals,  to transfer assets of any Subaccount to another separate account or Subaccount.

   In the event of any such  substitution  or change,  Security  Benefit may, by appropriate  endorsement,  make such changes in these and other contracts as may be necessary or appropriate to reflect such  substitution or change. If Security
Benefit  believes it to be in the best interests of persons having voting rights under the  Contracts,  the  Separate  Account may be  operated  as a  management investment  company  under the 1940 Act or any other form  permitted by law. The
Separate  Account  may  be  deregistered  under  that  Act  in  the  event  such registration  is no longer  required,  or it may be combined with other separate accounts of Security Benefit or an affiliate thereof. Subject to compliance with applicable law,  Security  Benefit also may combine one or more  Subaccounts and may establish a committee,  board,  or other group to manage one or more aspects of the operation of the Separate Account.

CHANGES TO COMPLY WITH LAW AND  AMENDMENTS  --  Security  Benefit  reserves  the right,  without  the  consent of Owners,  to suspend  sales of the  Contract  as presently  offered and to make any change to the  provisions of the Contracts to comply with, or give Owners the benefit of, any federal or state statute,  rule, or regulation,  including but not limited to requirements for annuity  contracts and retirement plans under the Internal Revenue Code and regulations  thereunder or any state statute or regulation.

REPORTS TO OWNERS -- Security Benefit will send you annually a statement setting forth  a  summary  of the  transactions  that  occurred  during  the  year,  and indicating  the  Contract  Value as of the end of each year.  In  addition,  the statement will indicate the allocation of Contract Value among the Fixed Account and the Subaccounts and any other information  required by law. Security Benefit will also send  confirmations  upon purchase  payments,  transfers,  loans, loan repayments,  and full and  partial  withdrawals.  Security  Benefit  may confirm certain  transactions on a quarterly basis. These transactions include purchases under an Automatic Investment Program, transfers under the Dollar Cost Averaging and Asset Reallocation Options, systematic withdrawals and annuity payments.

   You will also receive an annual and semiannual  report  containing  financial statements for SBL Fund,  which will include a list of the portfolio  securities of each Series, as required by the 1940 Act, and/or such other reports as may be required by federal securities laws.

ELECTRONIC  EXCHANGE  PRIVILEGES -- You may request a transfer of Contract Value and may make changes to an existing Dollar Cost Averaging or Asset  Reallocation option by telephone if the Telephone  Transfer section of the application or the proper form has been  completed,  signed,  and filed at Security  Benefit's Home
Office. Security Benefit has established procedures to confirm that instructions communicated  by telephone are genuine and will not be liable for any losses due to  fraudulent  or  unauthorized  instructions  provided  it  complies  with its procedures.  Security Benefit's  procedures require that any person requesting a
transfer  by  telephone   provide  the  account   number  and  the  Owner's  tax
identification number and such instructions must be received on a recorded line.
Security Benefit reserves the right to deny any telephone  transfer request.  If all telephone lines are busy (which might occur, for example,  during periods of substantial  market  fluctuations),  you may not be able to request transfers by telephone and would have to submit written requests.

   By authorizing telephone transfers,  you authorize Security Benefit to accept and act upon telephonic  instructions for transfers involving your Contract. You agree that neither Security Benefit,  any of its affiliates,  nor SBL Fund, will be liable for any loss,  damages,  cost, or expense (including  attorneys' fees)
arising out of any telephone  requests;  provided that Security  Benefit effects such request in accordance  with its  procedures.  As a result of this policy on telephone  requests,  you  bear  the risk of loss  arising  from  the  telephone transfer  privilege.  Security Benefit may discontinue,  modify,  or suspend the telephone transfer privilege at any time.

LEGAL  PROCEEDINGS  --  There  are no legal  proceedings  pending  to which  the
Separate  Account is a party,  or which  would  materially  affect the  Separate
Account.

LEGAL MATTERS -- Amy J. Lee, Esq., Associate General Counsel,  Security Benefit,
has passed  upon  legal  matters  in  connection  with the issue and sale of the
Contracts  described in this Prospectus,  Security Benefit's  authority to issue the  Contracts  under Kansas law, and the validity of the forms of the Contracts under Kansas law.

PERFORMANCE INFORMATION

   Performance  information  for  the  Subaccounts,   including  the  yield  and
effective  yield of the Money  Market  Subaccount,  the  yield of the  remaining
Subaccounts,   and  the  total   return  of  all   Subaccounts   may  appear  in
advertisements,  reports,  and promotional  literature to current or prospective
Owners.

   Current  yield  for the  Money  Market  Subaccount  will be based  on  income received by a hypothetical  investment  over a given 7-day period (less expenses accrued during the period), and then "annualized" (i.e., assuming that the 7-day yield would be received  for 52 weeks,  stated in terms of an annual  percentage return on the investment).  "Effective yield" for the Money Market Subaccount is calculated in a manner similar to that used to calculate yield, but reflects the compounding effect of earnings.

   For the  remaining  Subaccounts,  quotations  of  yield  will be based on all investment  income per  Accumulation  Unit earned during a given 30-day  period, less expenses accrued during the period ("net investment  income"),  and will be computed by dividing net investment  income by the value of an Accumulation Unit on the last day of the period. Quotations of average annual total return for any
Subaccount  will be expressed in terms of the average annual  compounded rate of return on a  hypothetical  investment in a Contract over a period of one,  five, and ten years (or, if less, up to the life of the Subaccount),  and will reflect any credit enhancement and the deduction of the account  administration  charge, administration charge, mortality and expense risk charge and contingent deferred sales charge and may simultaneously be shown for other periods.

   Quotations  of yield and  effective  yield do not  reflect  deduction  of the contingent deferred sales charge, and total return figures may be quoted that do not reflect  deduction of the charge.  If  reflected,  the  performance  figures quoted would be lower. Such performance information will be accompanied by total return figures that reflect  deduction of the  contingent  deferred sales charge that would be imposed if Contract  Value were withdrawn at the end of the period for which total return is quoted.

   Although the Contracts were not available for purchase until May 1, 2000, the underlying  investment  vehicle of the Separate  Account,  SBL Fund, has been in existence  since May 26, 1977.  Performance  information for the Subaccounts may also  include  quotations  of total  return for periods  beginning  prior to the availability of the Contracts that incorporate the performance of SBL Fund.

   Performance  information  for a Subaccount  may be  compared,  in reports and promotional  literature,  to: (i) the  Standard & Poor's 500 Stock  Index  ("S&P
500"),   Dow  Jones   Industrial   Average   ("DJIA"),   Donaghue  Money  Market
Institutional  Averages,  the Lehman Brothers  Government  Corporate  Index, the
Morgan Stanley  Capital  International's  EAFE Index or other indices  measuring performance  of a pertinent  group of securities so that investors may compare a
Subaccount's  results  with those of a group of  securities  widely  regarded by
investors  as   representative   of  the   securities   markets  in  general  or
representative  of a particular  type of security:  (ii) other variable  annuity separate  accounts or other  investment  products  tracked by Lipper  Analytical
Services,  a widely used independent  research firm which ranks mutual funds and other investment companies by overall performance,  investment  objectives,  and assets,  or tracked  by other  ratings  services,  companies,  publications,  or persons  who rank  separate  accounts  or other  investment  products on overall performance or other  criteria;  and (iii) the Consumer Price Index (measure for inflation) to assess the real rate of return from an investment in the Contract.
Unmanaged  indices may assume the reinvestment of dividends but generally do not reflect deductions for administrative and management costs and expenses.

   Performance information for any Subaccount reflects only the performance of a hypothetical  Contract  under which  Contract Value is allocated to a Subaccount during a particular time period on which the calculations are based. Performance information  should be  considered  in light of the  investment  objectives  and policies,  characteristics,  and  quality of the Series in which the  Subaccount invests,  and the market conditions during the given time period, and should not be considered as a representation  of what may be achieved in the future.  For a description  of the methods  used to  determine  yield and total  return for the
Subaccounts, see the Statement of Additional Information.

   Reports  and  promotional  literature  may  also  contain  other  information including  (i) the ranking of any  Subaccount  derived from rankings of variable annuity  separate  accounts  or other  investment  products  tracked  by  Lipper
Analytical  Services or by other rating services,  companies,  publications,  or other persons who rank separate accounts or other investment products on overall performance or other criteria, (ii) the effect of tax-deferred  compounding on a
Subaccount's investment returns, or returns in general, which may be illustrated by graphs, charts, or otherwise, and which may include a comparison,  at various points in time,  of the return from an  investment  in a Contract (or returns in general)  on a  tax-deferred  basis  (assuming  one or more tax rates)  with the return on a taxable basis,  and (iii) Security  Benefit's  rating or a rating of
Security Benefit's  claim-paying ability as determined by firms that analyze and rate  insurance  companies  and  by  nationally  recognized  statistical  rating organizations.

ADDITIONAL INFORMATION

REGISTRATION  STATEMENT -- A Registration  Statement under the 1933 Act has been filed with the SEC relating to the offering  described in this Prospectus.  This
Prospectus  does not include all the  information  included in the  Registration
Statement,  certain  portions of which,  including  the  Statement of Additional
Information, have been omitted pursuant to the rules and regulations of the SEC.
The  omitted  information  may be  obtained  at the  SEC's  principal  office in
Washington,  DC,  upon  payment  of the  SEC's  prescribed  fees and may also be obtained from the SEC's web site (http://www.sec.gov).

FINANCIAL  STATEMENTS  -- The  consolidated  financial  statements  of  Security
Benefit Life Insurance  Company and  Subsidiaries at December 31, 2001 and 2000,
and for each of the three years in the period ended  December 31, 2001,  and the financial  statements of the Separate Account at December 31, 2001, and for each of the two years in the period  ended  December  31,  2001 are  included  in the
Statement of Additional Information.

STATEMENT OF ADDITIONAL INFORMATION

   The Statement of Additional  Information  contains more specific  information and financial statements relating to Security Benefit Life Insurance Company and
Subsidiaries.  The Table of Contents of the Statement of Additional  Information
is set forth below:

TABLE OF CONTENTS--